United  States
Securities  and  Exchange  Commission
Washington,  D.C.  20549

Form  N-Q

Quarterly  Schedule  of  Portfolio  Holdings  of  Registered
Management  Investment  Company

Investment  Company  Act  file  number         811-04087
                                      ------------------

Exeter  Fund,  Inc.
---------------------------------------------------------
(Exact  name  of  registrant  as  specified  in  charter)

1100  Chase  Square,  Rochester,  New  York                          14604
--------------------------------------------------------------------------------
(Address  of  principal executive offices)                            (zip code)

B.  Reuben  Auspitz              1100  Chase  Square,  Rochester, New York 14604
--------------------------------------------------------------------------------
(Name  and  address  of  agent  for  service)

Registrant's  telephone  number,  including  area  code:  585-325-6880
                                                        --------------

Date  of  fiscal  year  end:  December  31,  2005
                            ---------------------

Date  of  reporting  period:  March  31,  2005
                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Section 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.


Item  1:  Schedule  of  Investments







INVESTMENT PORTFOLIO - MARCH 31, 2005 (UNAUDITED)

                                                               SHARES/
LIFE SCIENCES SERIES                                      PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------  -----------------  -----------

COMMON STOCKS - 98.3%
CONSUMER DISCRETIONARY - 1.8%
SPECIALTY RETAIL - 1.8%
Weight Watchers International, Inc.* . . . . . . . . . .             75,000  $ 3,223,500
                                                                           -------------

HEALTH CARE - 88.9%
BIOTECHNOLOGY - 14.5%
BioMarin Pharmaceutical, Inc.* . . . . . . . . . . . . .            600,000    3,090,000
Caliper Life Sciences, Inc.* . . . . . . . . . . . . . .            354,000    2,283,300
Chiron Corp.*. . . . . . . . . . . . . . . . . . . . . .            187,000    6,556,220
Diversa Corp.* . . . . . . . . . . . . . . . . . . . . .            635,000    3,162,300
Millennium Pharmaceuticals, Inc.*. . . . . . . . . . . .            620,000    5,220,400
Neurocrine Biosciences, Inc.*. . . . . . . . . . . . . .             90,000    3,425,400
Xenogen Corp.* . . . . . . . . . . . . . . . . . . . . .            438,000    2,277,600
                                                                           -------------
                                                                              26,015,220
                                                                           -------------

HEALTH CARE EQUIPMENT & SUPPLIES - 13.0%
Advanced Neuromodulation Systems, Inc.*. . . . . . . . .            140,000    3,753,400
Conceptus, Inc.* . . . . . . . . . . . . . . . . . . . .            464,000    3,619,200
Millipore Corp.* . . . . . . . . . . . . . . . . . . . .            178,000    7,725,200
Thermo Electron Corp.* . . . . . . . . . . . . . . . . .            126,000    3,186,540
Varian, Inc.*. . . . . . . . . . . . . . . . . . . . . .             87,225    3,304,955
Viasys Healthcare, Inc.* . . . . . . . . . . . . . . . .             92,000    1,755,360
                                                                           -------------
                                                                              23,344,655
                                                                           -------------

HEALTH CARE PROVIDERS & SERVICES - 38.2%
Allscripts Healthcare Solutions, Inc.* . . . . . . . . .            391,400    5,597,020
American Healthways, Inc.* . . . . . . . . . . . . . . .            103,000    3,401,060
AmerisourceBergen Corp.. . . . . . . . . . . . . . . . .             72,000    4,124,880
AMN Healthcare Services, Inc.* . . . . . . . . . . . . .            181,000    2,879,710
Cross Country Healthcare, Inc.*. . . . . . . . . . . . .            192,000    3,217,920
Eclipsys Corp.*. . . . . . . . . . . . . . . . . . . . .            242,250    3,750,030
Express Scripts, Inc.* . . . . . . . . . . . . . . . . .             83,000    7,236,770
HCA, Inc.. . . . . . . . . . . . . . . . . . . . . . . .             85,500    4,580,235
McKesson Corp. . . . . . . . . . . . . . . . . . . . . .            123,000    4,643,250
Medical Staffing Network Holdings, Inc.* . . . . . . . .            207,000    1,368,270
Omnicell, Inc.*. . . . . . . . . . . . . . . . . . . . .            953,000    6,871,130
Triad Hospitals, Inc.* . . . . . . . . . . . . . . . . .             90,000    4,509,000
WebMD Corp.* . . . . . . . . . . . . . . . . . . . . . .          1,910,000   16,235,000
                                                                           -------------
                                                                              68,414,275
                                                                           -------------

PHARMACEUTICALS - 23.2%
GlaxoSmithKline plc (United Kingdom) . . . . . . . . . .            196,000    4,491,744
Novartis AG - ADR (Switzerland). . . . . . . . . . . . .            262,700   12,289,106
Schering AG (Germany). . . . . . . . . . . . . . . . . .            104,000    6,916,705
Schering-Plough Corp.. . . . . . . . . . . . . . . . . .            681,875   12,376,031
Watson Pharmaceuticals, Inc.*. . . . . . . . . . . . . .            177,000    5,439,210
                                                                           -------------
                                                                              41,512,796
                                                                           -------------
                                                                             159,286,946
                                                                           -------------

INDUSTRIALS - 0.5%
COMMERCIAL SERVICES & SUPPLIES - 0.5%
On Assignment, Inc.* . . . . . . . . . . . . . . . . . .            173,000      882,300
                                                                           -------------

INFORMATION TECHNOLOGY - 1.4%
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.4%
Mettler-Toledo International, Inc.* (Switzerland). . . .             54,000    2,565,000
                                                                           -------------

MATERIALS - 5.7%
CHEMICALS - 5.7%
Lonza Group AG (Switzerland) . . . . . . . . . . . . . .            165,921   10,151,636
                                                                           -------------

TOTAL COMMON STOCKS
(Identified Cost $168,530,351) . . . . . . . . . . . . .                     176,109,382
                                                                           -------------

SHORT-TERM INVESTMENTS - 0.6%
Dreyfus Treasury Cash Management - Institutional Shares
(Identified Cost $1,014,831) . . . . . . . . . . . . . .          1,014,831    1,014,831
                                                                           -------------

TOTAL INVESTMENTS - 98.9%
(Identified Cost $169,545,182) . . . . . . . . . . . . .                     177,124,213

OTHER ASSETS, LESS LIABILITIES - 1.1%. . . . . . . . . .                       1,993,992
                                                                           -------------

NET ASSETS - 100%. . . . . . . . . . . . . . . . . . . .                   $ 179,118,205
                                                                           =============





*Non-income  producing  security
ADR  -  American  Depository  Receipt



The Series' portfolio holds, as a percentage of net assets, greater than 10% in the following countries: Switzerland - 14.0%.



FEDERAL  TAX  INFORMATION:

On March 31, 2005, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:



Cost for federal income tax purposes  $169,545,182

Unrealized appreciation. . . . . . .  $ 19,163,733
Unrealized depreciation. . . . . . .   (11,584,702)
                                      -------------

Net unrealized appreciation. . . . .  $  7,579,031
                                      =============





The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series' audited annual report or semi-annual report. These reports include additional information about the Series' security valuation policies and about certain security types invested in by the Series.




INVESTMENT PORTFOLIO - MARCH 31, 2005 (UNAUDITED)

                                                                 SHARES/
TECHNOLOGY SERIES                                            PRINCIPAL AMOUNT     VALUE
----------------------------------------------------------  ------------------  ----------

COMMON STOCKS - 98.3%
CONSUMER DISCRETIONARY - 10.9%
HOUSEHOLD DURABLES - 2.2%
Sony Corp. - ADR (Japan) . . . . . . . . . . . . . . . . .             31,000   $1,240,620
                                                                             -------------

INTERNET & CATALOG RETAIL - 4.3%
IAC/InterActiveCorp* . . . . . . . . . . . . . . . . . . .            108,500    2,416,295
                                                                             -------------

MEDIA - 2.7%
Harris Interactive, Inc.*. . . . . . . . . . . . . . . . .            339,000    1,562,790
                                                                             -------------

SPECIALTY RETAIL - 1.7%
RadioShack Corp. . . . . . . . . . . . . . . . . . . . . .             39,000      955,500
                                                                             -------------
                                                                                 6,175,205
                                                                             -------------

HEALTH CARE - 5.2%
HEALTH CARE PROVIDERS & SERVICES - 5.2%
Omnicell, Inc.*. . . . . . . . . . . . . . . . . . . . . .             58,000      418,180
WebMD Corp.* . . . . . . . . . . . . . . . . . . . . . . .            297,000    2,524,500
                                                                             -------------
                                                                                 2,942,680
                                                                             -------------

INDUSTRIALS - 6.2%
COMMERCIAL SERVICES & SUPPLIES - 2.0%
Tomra Systems ASA (Norway) . . . . . . . . . . . . . . . .            260,000    1,160,971
                                                                             -------------

ELECTRICAL EQUIPMENT - 4.2%
American Superconductor Corp.* . . . . . . . . . . . . . .            178,000    1,776,440
Plug Power, Inc.*. . . . . . . . . . . . . . . . . . . . .             92,000      607,200
                                                                             -------------
                                                                                 2,383,640
                                                                             -------------
                                                                                 3,544,611
                                                                             -------------

INFORMATION TECHNOLOGY - 64.5%
COMMUNICATIONS EQUIPMENT - 14.9%
Cisco Systems, Inc.* . . . . . . . . . . . . . . . . . . .            162,000    2,898,180
Nokia Oyj - ADR (Finland). . . . . . . . . . . . . . . . .            177,000    2,731,110
Polycom, Inc.* . . . . . . . . . . . . . . . . . . . . . .             98,000    1,661,100
Scientific-Atlanta, Inc. . . . . . . . . . . . . . . . . .             41,500    1,171,130
                                                                             -------------
                                                                                 8,461,520
                                                                             -------------

COMPUTERS & PERIPHERALS - 6.3%
Electronics for Imaging, Inc.* . . . . . . . . . . . . . .             32,500      579,800
EMC Corp.* . . . . . . . . . . . . . . . . . . . . . . . .            156,000    1,921,920
Logitech International S.A. - ADR* (Switzerland) . . . . .             18,400    1,120,192
                                                                             -------------
                                                                                 3,621,912
                                                                             -------------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.5%
Digital Theater Systems, Inc. (DTS)* . . . . . . . . . . .             71,000    1,285,810
OSI Systems, Inc.* . . . . . . . . . . . . . . . . . . . .             72,000    1,260,720
                                                                             -------------
                                                                                 2,546,530
                                                                             -------------

INTERNET SOFTWARE & SERVICES - 3.6%
Blue Coat Systems, Inc.* . . . . . . . . . . . . . . . . .             58,200    1,367,700
Online Resources Corp.*. . . . . . . . . . . . . . . . . .             76,000      669,560
                                                                             -------------
                                                                                 2,037,260
                                                                             -------------

IT SERVICES - 2.2%
First Data Corp. . . . . . . . . . . . . . . . . . . . . .             32,000    1,257,920
                                                                             -------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 15.4%
ATI Technologies, Inc.* (Canada) . . . . . . . . . . . . .             32,000      552,320
Cabot Microelectronics Corp.*. . . . . . . . . . . . . . .             36,000    1,129,680
Cymer, Inc.* . . . . . . . . . . . . . . . . . . . . . . .             27,300      730,821
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)            217,000    1,840,160
Texas Instruments, Inc.. . . . . . . . . . . . . . . . . .            109,000    2,778,410
Zoran Corp.* . . . . . . . . . . . . . . . . . . . . . . .            166,000    1,718,100
                                                                             -------------
                                                                                 8,749,491
                                                                             -------------

SOFTWARE - 17.6%
Amdocs Ltd.* (Guernsey). . . . . . . . . . . . . . . . . .             96,000    2,726,400
Blackbaud, Inc.. . . . . . . . . . . . . . . . . . . . . .            145,850    1,837,710
Business Objects S.A. - ADR* (France). . . . . . . . . . .             51,000    1,371,390
F-Secure Oyj* (Finland). . . . . . . . . . . . . . . . . .            267,000      647,294
Informatica Corp.* . . . . . . . . . . . . . . . . . . . .             82,000      678,140
Opsware, Inc.* . . . . . . . . . . . . . . . . . . . . . .             97,000      500,520
Secure Computing Corp.*. . . . . . . . . . . . . . . . . .            128,725    1,103,173
Synopsys, Inc.*. . . . . . . . . . . . . . . . . . . . . .             64,550    1,168,355
                                                                             -------------
                                                                                10,032,982
                                                                             -------------
                                                                                36,707,615
                                                                             -------------

TELECOMMUNICATION SERVICES - 11.5%
DIVERSIFIED TELECOMMUNICATION SERVICES - 3.4%
CT Communications, Inc.. . . . . . . . . . . . . . . . . .            101,000    1,063,530
D&E Communications, Inc. . . . . . . . . . . . . . . . . .             97,000      885,610
                                                                             -------------
                                                                                 1,949,140
                                                                             -------------

WIRELESS TELECOMMUNICATION SERVICES - 8.1%
NTT DoCoMo, Inc. (Japan) . . . . . . . . . . . . . . . . .                870    1,460,753
Vodafone Group plc - ADR (United Kingdom). . . . . . . . .            118,000    3,134,080
                                                                             -------------
                                                                                 4,594,833
                                                                             -------------
                                                                                 6,543,973
                                                                             -------------

TOTAL COMMON STOCKS
(Identified Cost $52,915,089). . . . . . . . . . . . . . .                      55,914,084
                                                                             -------------

SHORT-TERM INVESTMENTS - 2.7%
Dreyfus Treasury Cash Management - Institutional Shares. .            535,052      535,052
Fannie Mae Discount Note, 4/6/2005 . . . . . . . . . . . .  $       1,000,000      999,644
                                                                             -------------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,534,696) . . . . . . . . . . . . . . .                       1,534,696
                                                                             -------------

TOTAL INVESTMENTS - 101.0%
(Identified Cost $54,449,785). . . . . . . . . . . . . . .                      57,448,780

LIABILITIES, LESS OTHER ASSETS - (1.0%). . . . . . . . . .                        (551,756)
                                                                             -------------

NET ASSETS - 100%. . . . . . . . . . . . . . . . . . . . .                   $  56,897,024
                                                                             =============





*Non-income  producing  security
ADR  -  American  Depository  Receipt



FEDERAL  TAX  INFORMATION:

On March 31, 2005, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:



Cost for federal income tax purposes  $54,449,785

Unrealized appreciation. . . . . . .  $ 5,201,327
Unrealized depreciation. . . . . . .   (2,202,332)
                                      ------------

Net unrealized appreciation. . . . .  $ 2,998,995
                                      ============





The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series' audited annual report or semi-annual report. These reports include additional information about the Series' security valuation policies and about certain security types invested in by the Series.




INVESTMENT PORTFOLIO - MARCH 31, 2005 (UNAUDITED)


                                                               SHARES/
SMALL CAP SERIES                                           PRINCIPAL AMOUNT     VALUE
--------------------------------------------------------  ------------------  ----------

COMMON STOCKS - 95.4%
CONSUMER DISCRETIONARY - 15.3%
AUTO COMPONENTS - 0.5%
Azure Dynamics Corp.* (Canada) . . . . . . . . . . . . .            952,000   $  825,979
                                                                           -------------

HOTELS, RESTAURANTS & LEISURE - 3.3%
Club Mediterranee S.A.* (France) . . . . . . . . . . . .             35,000    1,737,862
Lodgian, Inc.* . . . . . . . . . . . . . . . . . . . . .             69,000      707,250
Mikohn Gaming Corp.* . . . . . . . . . . . . . . . . . .             84,000    1,055,040
Shangri-La Asia Ltd. (Hong Kong) . . . . . . . . . . . .          1,230,000    1,797,854
                                                                           -------------
                                                                               5,298,006
                                                                           -------------

HOUSEHOLD DURABLES - 1.9%
Interface, Inc. - Class A* . . . . . . . . . . . . . . .            379,000    2,584,780
Libbey, Inc. . . . . . . . . . . . . . . . . . . . . . .             24,000      504,000
                                                                           -------------
                                                                               3,088,780
                                                                           -------------

LEISURE EQUIPMENT & PRODUCTS - 3.9%
Alliance Gaming Corp.* . . . . . . . . . . . . . . . . .             59,000      565,810
Callaway Golf Co.. . . . . . . . . . . . . . . . . . . .            105,000    1,344,000
Hasbro, Inc. . . . . . . . . . . . . . . . . . . . . . .             90,000    1,840,500
K2, Inc.*. . . . . . . . . . . . . . . . . . . . . . . .             48,000      660,000
Leapfrog Enterprises, Inc. - Class A*. . . . . . . . . .            102,900    1,167,915
The Vermont Teddy Bear Co., Inc.*. . . . . . . . . . . .            105,000      561,750
                                                                           -------------
                                                                               6,139,975
                                                                           -------------

MEDIA - 3.7%
Acme Communications, Inc.* . . . . . . . . . . . . . . .            396,000    2,086,920
Belo Corp. -  Class A. . . . . . . . . . . . . . . . . .            100,000    2,414,000
Harris Interactive, Inc.*. . . . . . . . . . . . . . . .            311,000    1,433,710
                                                                           -------------
                                                                               5,934,630
                                                                           -------------

SPECIALTY RETAIL - 2.0%
Douglas Holding AG (Germany) . . . . . . . . . . . . . .             48,200    1,759,033
Foot Locker, Inc.. . . . . . . . . . . . . . . . . . . .             50,000    1,465,000
                                                                           -------------
                                                                               3,224,033
                                                                           -------------
                                                                              24,511,403
                                                                           -------------

CONSUMER STAPLES - 5.5%
BEVERAGES - 0.3%
National Beverage Corp.* . . . . . . . . . . . . . . . .             62,000      505,300
                                                                           -------------

FOOD & STAPLES RETAILING - 1.8%
Pathmark Stores, Inc.* . . . . . . . . . . . . . . . . .            436,000    2,751,160
                                                                           -------------

FOOD PRODUCTS - 2.8%
Chiquita Brands International, Inc.. . . . . . . . . . .             33,925      908,511
The Hain Celestial Group, Inc.*. . . . . . . . . . . . .             83,000    1,547,120
J&J Snack Foods Corp.. . . . . . . . . . . . . . . . . .             13,300      622,839
Lancaster Colony Corp. . . . . . . . . . . . . . . . . .             12,200      519,110
Ralcorp Holdings, Inc. . . . . . . . . . . . . . . . . .             18,500      875,975
                                                                           -------------
                                                                               4,473,555
                                                                           -------------

PERSONAL PRODUCTS - 0.6%
Playtex Products, Inc.*. . . . . . . . . . . . . . . . .            108,000      972,000
                                                                           -------------
                                                                               8,702,015
                                                                           -------------

ENERGY - 15.2%
ENERGY EQUIPMENT & SERVICES - 12.6%
Atwood Oceanics, Inc.* . . . . . . . . . . . . . . . . .             28,000    1,863,120
Helmerich & Payne, Inc.. . . . . . . . . . . . . . . . .            106,000    4,207,140
National-Oilwell Varco, Inc.*. . . . . . . . . . . . . .            168,313    7,860,217
Pride International, Inc.* . . . . . . . . . . . . . . .            246,000    6,110,640
                                                                           -------------
                                                                              20,041,117
                                                                           -------------

OIL & GAS - 2.6%
Forest Oil Corp.*. . . . . . . . . . . . . . . . . . . .            104,000    4,212,000
                                                                           -------------
                                                                              24,253,117
                                                                           -------------

FINANCIALS - 5.0%
COMMERCIAL BANKS - 3.6%
Bancshares of Florida, Inc.* . . . . . . . . . . . . . .             26,500      424,000
Chemical Financial Corp. . . . . . . . . . . . . . . . .             16,485      535,845
Citizens & Northern Corp.. . . . . . . . . . . . . . . .             23,937      682,923
Croghan Bancshares, Inc. . . . . . . . . . . . . . . . .             11,500      411,125
F&M Bank Corp. . . . . . . . . . . . . . . . . . . . . .              6,300      163,800
First Community Bancorp. . . . . . . . . . . . . . . . .              9,600      425,280
First Financial Corp.. . . . . . . . . . . . . . . . . .             18,300      540,765
Juniata Valley Financial Corp. . . . . . . . . . . . . .              1,800       80,100
National Bankshares, Inc.. . . . . . . . . . . . . . . .             13,000      589,680
Northrim BanCorp, Inc. . . . . . . . . . . . . . . . . .             17,300      432,500
Omega Financial Corp.. . . . . . . . . . . . . . . . . .             18,400      548,044
Potomac Bancshares, Inc. . . . . . . . . . . . . . . . .             29,600      540,200
Tower Bancorp, Inc.. . . . . . . . . . . . . . . . . . .              8,825      428,013
                                                                           -------------
                                                                               5,802,275
                                                                           -------------

CONSUMER FINANCE - 0.7%
MoneyGram International, Inc.. . . . . . . . . . . . . .             60,000    1,133,400
                                                                           -------------

THRIFTS & MORTGAGE FINANCE - 0.7%
Flagstar Bancorp, Inc. . . . . . . . . . . . . . . . . .             55,000    1,075,250
                                                                           -------------
                                                                               8,010,925
                                                                           -------------

HEALTH CARE - 9.8%
BIOTECHNOLOGY - 0.8%
BioMarin Pharmaceutical, Inc.* . . . . . . . . . . . . .            258,000    1,328,700
                                                                           -------------

HEALTH CARE EQUIPMENT & SUPPLIES - 2.2%
Advanced Neuromodulation Systems, Inc.*. . . . . . . . .             47,000    1,260,070
Millipore Corp.* . . . . . . . . . . . . . . . . . . . .             52,500    2,278,500
                                                                           -------------
                                                                               3,538,570
                                                                           -------------

HEALTH CARE PROVIDERS & SERVICES - 6.8%
AMN Healthcare Services, Inc.* . . . . . . . . . . . . .            211,000    3,357,010
Cross Country Healthcare, Inc.*. . . . . . . . . . . . .            152,000    2,547,520
Eclipsys Corp.*. . . . . . . . . . . . . . . . . . . . .             40,200      622,296
Omnicell, Inc.*. . . . . . . . . . . . . . . . . . . . .            343,000    2,473,030
WebMD Corp.* . . . . . . . . . . . . . . . . . . . . . .            218,000    1,853,000
                                                                           -------------
                                                                              10,852,856
                                                                           -------------
                                                                              15,720,126
                                                                           -------------

INDUSTRIALS - 20.1%
AIRLINES - 3.0%
AirTran Holdings, Inc.*. . . . . . . . . . . . . . . . .             73,000      660,650
AMR Corp.* . . . . . . . . . . . . . . . . . . . . . . .            103,000    1,102,100
Continental Airlines, Inc. - Class B*. . . . . . . . . .             88,500    1,065,540
JetBlue Airways Corp.* . . . . . . . . . . . . . . . . .             71,000    1,351,840
Northwest Airlines Corp.*. . . . . . . . . . . . . . . .             88,500      592,065
                                                                           -------------
                                                                               4,772,195
                                                                           -------------

COMMERCIAL SERVICES & SUPPLIES - 4.1%
BWT AG (Austria) . . . . . . . . . . . . . . . . . . . .             45,000    1,522,655
Herman Miller, Inc.. . . . . . . . . . . . . . . . . . .             66,000    1,987,920
Tomra Systems ASA (Norway) . . . . . . . . . . . . . . .            681,000    3,040,850
                                                                           -------------
                                                                               6,551,425
                                                                           -------------

CONSTRUCTION & ENGINEERING - 1.9%
Infrasource Services, Inc.*. . . . . . . . . . . . . . .            115,000    1,380,000
Insituform Technologies, Inc. - Class A* . . . . . . . .            107,000    1,552,570
                                                                           -------------
                                                                               2,932,570
                                                                           -------------

ELECTRICAL EQUIPMENT - 3.6%
General Cable Corp.* . . . . . . . . . . . . . . . . . .             61,000      736,270
Global Power Equipment Group, Inc.*. . . . . . . . . . .            197,000    1,887,260
Plug Power, Inc.*. . . . . . . . . . . . . . . . . . . .            245,000    1,617,000
Vestas Wind Systems A/S* (Denmark) . . . . . . . . . . .            106,000    1,530,539
                                                                           -------------
                                                                               5,771,069
                                                                           -------------

MACHINERY - 7.5%
AGCO Corp.*. . . . . . . . . . . . . . . . . . . . . . .            138,000    2,518,500
Albany International Corp. - Class A . . . . . . . . . .             50,000    1,544,000
Gardner Denver, Inc.*. . . . . . . . . . . . . . . . . .             54,000    2,133,540
The Greenbrier Companies, Inc. . . . . . . . . . . . . .             30,000    1,052,700
Lindsay Manufacturing Co.. . . . . . . . . . . . . . . .             69,000    1,316,520
Trinity Industries, Inc. . . . . . . . . . . . . . . . .             27,400      771,858
Wabtec Corp. . . . . . . . . . . . . . . . . . . . . . .            130,000    2,663,700
                                                                           -------------
                                                                              12,000,818
                                                                           -------------
                                                                              32,028,077
                                                                           -------------

INFORMATION TECHNOLOGY - 11.0%
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.7%
Digital Theater Systems, Inc. (DTS)* . . . . . . . . . .             61,000    1,104,710
OSI Systems, Inc.* . . . . . . . . . . . . . . . . . . .             90,000    1,575,900
                                                                           -------------
                                                                               2,680,610
                                                                           -------------

INTERNET SOFTWARE & SERVICES - 2.6%
Blue Coat Systems, Inc.* . . . . . . . . . . . . . . . .             78,500    1,844,750
Corillian Corp.* . . . . . . . . . . . . . . . . . . . .            235,000      817,800
Digital Insight Corp.* . . . . . . . . . . . . . . . . .             45,000      738,000
Online Resources Corp.*. . . . . . . . . . . . . . . . .             88,000      775,280
                                                                           -------------
                                                                               4,175,830
                                                                           -------------

IT SERVICES - 1.0%
The BISYS Group, Inc.*1. . . . . . . . . . . . . . . . .             99,000    1,552,320
                                                                           -------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.1%
Cabot Microelectronics Corp.*. . . . . . . . . . . . . .             48,000    1,506,240
Cymer, Inc.* . . . . . . . . . . . . . . . . . . . . . .             71,000    1,900,670
Zoran Corp.* . . . . . . . . . . . . . . . . . . . . . .            153,000    1,583,550
                                                                           -------------
                                                                               4,990,460
                                                                           -------------

SOFTWARE - 2.6%
Blackbaud, Inc.. . . . . . . . . . . . . . . . . . . . .            175,000    2,205,000
Take-Two Interactive Software, Inc.* . . . . . . . . . .             25,000      977,500
THQ, Inc.* . . . . . . . . . . . . . . . . . . . . . . .             36,000    1,013,040
                                                                           -------------
                                                                               4,195,540
                                                                           -------------
                                                                              17,594,760
                                                                           -------------

MATERIALS - 4.2%
CHEMICALS - 2.8%
Minerals Technologies, Inc.. . . . . . . . . . . . . . .             67,000    4,407,260
                                                                           -------------

PAPER & FOREST PRODUCTS - 1.4%
Aracruz Celulose S.A. - ADR (Brazil) . . . . . . . . . .             43,500    1,557,300
Domtar, Inc.(Canada) . . . . . . . . . . . . . . . . . .             87,000      736,020
                                                                           -------------
                                                                               2,293,320
                                                                           -------------
                                                                               6,700,580
                                                                           -------------

TELECOMMUNICATION SERVICES - 0.8%
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.8%
CT Communications, Inc.. . . . . . . . . . . . . . . . .             62,000      652,860
D&E Communications, Inc. . . . . . . . . . . . . . . . .             71,500      652,795
                                                                           -------------
                                                                               1,305,655
                                                                           -------------

UTILITIES - 8.5%
ELECTRIC UTILITIES - 4.1%
Allegheny Energy, Inc.*. . . . . . . . . . . . . . . . .            250,000    5,165,000
Westar Energy, Inc.. . . . . . . . . . . . . . . . . . .             67,400    1,458,536
                                                                           -------------
                                                                               6,623,536
                                                                           -------------

MULTI-UTILITIES & UNREGULATED POWER - 4.4%
Aquila, Inc.*. . . . . . . . . . . . . . . . . . . . . .            902,100    3,455,043
NRG Energy, Inc.*. . . . . . . . . . . . . . . . . . . .            104,000    3,551,600
                                                                           -------------
                                                                               7,006,643
                                                                           -------------
                                                                              13,630,179
                                                                           -------------

TOTAL COMMON STOCKS
(Identified Cost $129,453,815) . . . . . . . . . . . . .                     152,456,837
                                                                           -------------

SHORT-TERM INVESTMENTS - 6.9%
Dreyfus Treasury Cash Management - Institutional Shares.          3,980,090    3,980,090
Fannie Mae Discount Note, 4/11/2005. . . . . . . . . . .  $       3,000,000    2,997,817
Fannie Mae Discount Note, 5/4/2005 . . . . . . . . . . .          4,000,000    3,990,063
                                                                           -------------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $10,967,970). . . . . . . . . . . . . .                      10,967,970
                                                                           -------------

TOTAL INVESTMENTS - 102.3%
(Identified Cost $140,421,785) . . . . . . . . . . . . .                     163,424,807

LIABILITIES, LESS OTHER ASSETS - (2.3%). . . . . . . . .                      (3,656,168)
                                                                           -------------

NET ASSETS - 100%. . . . . . . . . . . . . . . . . . . .                   $ 159,768,639
                                                                           =============





*Non-income  producing  security
1A subsidiary of the company serves as the Fund's sub-accounting services and sub-transfer agent. An employee of the company serves as an officer of the Fund. ADR - American Depository Receipt



FEDERAL  TAX  INFORMATION:

On March 31, 2005, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:



Cost for federal income tax purposes  $140,421,785

Unrealized appreciation. . . . . . .  $ 29,756,423
Unrealized depreciation. . . . . . .    (6,753,401)
                                      -------------

Net unrealized appreciation. . . . .  $ 23,003,022
                                      =============





The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series' audited annual report or semi-annual report. These reports include additional information about the Series' security valuation policies and about certain security types invested in by the Series.




INVESTMENT PORTFOLIO - MARCH 31, 2005 (UNAUDITED)

                                                                      SHARES/
WORLD OPPORTUNITIES SERIES                                        PRINCIPAL AMOUNT     VALUE
---------------------------------------------------------------  ------------------  ----------

COMMON STOCKS - 94.9%
CONSUMER DISCRETIONARY - 16.3%
HOTELS, RESTAURANTS & LEISURE - 3.5%
Club Mediterranee S.A.* (France). . . . . . . . . . . . . . . .            107,900   $5,357,581
                                                                                  -------------

HOUSEHOLD DURABLES - 2.1%
Sony Corp. - ADR (Japan). . . . . . . . . . . . . . . . . . . .             82,000    3,281,640
                                                                                  -------------

MEDIA - 8.5%
News Corp. - Class A. . . . . . . . . . . . . . . . . . . . . .            212,000    3,587,040
Pearson plc (United Kingdom). . . . . . . . . . . . . . . . . .            242,000    2,948,989
Reed Elsevier plc - ADR (United Kingdom). . . . . . . . . . . .             81,000    3,371,220
VNU N.V. (Netherlands). . . . . . . . . . . . . . . . . . . . .            113,645    3,314,984
                                                                                  -------------
                                                                                     13,222,233
                                                                                  -------------

SPECIALTY RETAIL - 2.2%
Douglas Holding AG (Germany). . . . . . . . . . . . . . . . . .             92,400    3,372,088
                                                                                  -------------
                                                                                     25,233,542
                                                                                  -------------

CONSUMER STAPLES - 23.7%
FOOD & STAPLES RETAILING - 1.9%
Carrefour S.A. (France) . . . . . . . . . . . . . . . . . . . .             55,450    2,943,052
                                                                                  -------------

FOOD PRODUCTS - 10.3%
Cadbury Schweppes plc (United Kingdom). . . . . . . . . . . . .            342,000    3,427,754
Nestle S.A. (Switzerland) . . . . . . . . . . . . . . . . . . .             22,800    6,236,459
Unilever plc - ADR (United Kingdom) . . . . . . . . . . . . . .            158,249    6,329,960
                                                                                  -------------
                                                                                     15,994,173
                                                                                  -------------

HOUSEHOLD PRODUCTS - 5.9%
Henkel KGaA (Germany) . . . . . . . . . . . . . . . . . . . . .             36,400    3,296,221
Kimberly-Clark de Mexico S.A. de C.V. - ADR (Mexico). . . . . .            391,000    5,855,460
                                                                                  -------------
                                                                                      9,151,681
                                                                                  -------------

PERSONAL PRODUCTS - 5.6%
Clarins S.A. (France) . . . . . . . . . . . . . . . . . . . . .             83,231    5,312,066
Shiseido Co. Ltd. (Japan) . . . . . . . . . . . . . . . . . . .            246,000    3,246,957
                                                                                  -------------
                                                                                      8,559,023
                                                                                  -------------
                                                                                     36,647,929
                                                                                  -------------

ENERGY - 10.8%
ENERGY EQUIPMENT & SERVICES - 8.4%
Abbot Group plc (United Kingdom). . . . . . . . . . . . . . . .          1,169,550    4,805,916
Compagnie Generale de Geophysique S.A. (CGG)* (France). . . . .             50,500    4,419,200
Smedvig ASA - Class A (Norway). . . . . . . . . . . . . . . . .            202,000    3,792,799
                                                                                  -------------
                                                                                     13,017,915
                                                                                  -------------

OIL & GAS - 2.4%
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil) . . . . . .             98,000    3,770,060
                                                                                  -------------
                                                                                     16,787,975
                                                                                  -------------

HEALTH CARE - 10.5%
PHARMACEUTICALS - 10.5%
GlaxoSmithKline plc (United Kingdom). . . . . . . . . . . . . .            168,000    3,850,066
Novartis AG - ADR (Switzerland) . . . . . . . . . . . . . . . .            147,500    6,900,050
Schering AG (Germany) . . . . . . . . . . . . . . . . . . . . .             82,000    5,453,555
                                                                                  -------------
                                                                                     16,203,671
                                                                                  -------------

INDUSTRIALS - 13.6%
AEROSPACE & DEFENSE - 2.2%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)            110,000    3,443,000
                                                                                  -------------

COMMERCIAL SERVICES & SUPPLIES - 7.3%
Aggreko plc (United Kingdom). . . . . . . . . . . . . . . . . .            450,000    1,530,323
BWT AG (Austria). . . . . . . . . . . . . . . . . . . . . . . .             27,000      913,593
Quebecor World, Inc. (Canada) . . . . . . . . . . . . . . . . .            150,000    3,534,000
Tomra Systems ASA (Norway). . . . . . . . . . . . . . . . . . .          1,175,000    5,246,694
                                                                                  -------------
                                                                                     11,224,610
                                                                                  -------------

CONSTRUCTION & ENGINEERING - 2.7%
Koninklijke Boskalis Westminster N.V. (Netherlands) . . . . . .            108,327    4,241,233
                                                                                  -------------

ELECTRICAL EQUIPMENT - 1.4%
Gamesa  Corporacion Tecnologica S.A. (Spain). . . . . . . . . .            167,000    2,219,161
                                                                                  -------------
                                                                                     21,128,004
                                                                                  -------------

INFORMATION TECHNOLOGY - 7.9%
COMMUNICATIONS EQUIPMENT - 2.2%
Nokia Oyj - ADR (Finland) . . . . . . . . . . . . . . . . . . .            223,000    3,440,890
                                                                                  -------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.0%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan). . .            363,000    3,078,240
                                                                                  -------------

SOFTWARE - 3.7%
Amdocs Ltd.* (Guernsey) . . . . . . . . . . . . . . . . . . . .             77,000    2,186,800
Business Objects S.A. - ADR* (France) . . . . . . . . . . . . .            134,425    3,614,688
                                                                                  -------------
                                                                                      5,801,488
                                                                                  -------------
                                                                                     12,320,618
                                                                                  -------------

MATERIALS - 6.6%
CHEMICALS - 4.7%
Lonza Group AG (Switzerland). . . . . . . . . . . . . . . . . .            120,000    7,342,026
                                                                                  -------------

PAPER & FOREST PRODUCTS - 1.9%
Aracruz Celulose S.A. - ADR (Brazil). . . . . . . . . . . . . .             42,000    1,503,600
Sappi Ltd. - ADR (South Africa) . . . . . . . . . . . . . . . .            115,200    1,416,960
                                                                                  -------------
                                                                                      2,920,560
                                                                                  -------------
                                                                                     10,262,586
                                                                                  -------------

TELECOMMUNICATION SERVICES - 5.5%
WIRELESS TELECOMMUNICATION SERVICES - 5.5%
NTT DoCoMo, Inc. (Japan). . . . . . . . . . . . . . . . . . . .              2,770    4,650,903
Vodafone Group plc - ADR (United Kingdom) . . . . . . . . . . .            143,000    3,798,080
                                                                                  -------------
                                                                                      8,448,983
                                                                                  -------------

TOTAL COMMON STOCKS
(Identified Cost $119,446,428). . . . . . . . . . . . . . . . .                     147,033,308
                                                                                  -------------

SHORT-TERM INVESTMENTS - 8.8%
Dreyfus Treasury Cash Management - Institutional Shares . . . .          5,665,538    5,665,538
Fannie Mae Discount Note, 4/6/2005. . . . . . . . . . . . . . .  $       5,000,000    4,998,264
Fannie Mae Discount Note, 4/11/2005 . . . . . . . . . . . . . .          3,000,000    2,997,816
                                                                                  -------------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $13,661,618) . . . . . . . . . . . . . . . . .                      13,661,618
                                                                                  -------------

TOTAL INVESTMENTS - 103.7%
(Identified Cost $133,108,046). . . . . . . . . . . . . . . . .                     160,694,926

LIABILITIES, LESS OTHER ASSETS - (3.7%) . . . . . . . . . . . .                      (5,781,903)
                                                                                  -------------

NET ASSETS - 100% . . . . . . . . . . . . . . . . . . . . . . .                   $ 154,913,023
                                                                                  =============





*Non-income  producing  security
ADR  -  American  Depository  Receipt



The Series' portfolio holds, as a percentage of net assets, greater than 10% in the following countries: United Kingdom - 19.4%; France - 14.0%; Switzerland - 13.2%.



FEDERAL  TAX  INFORMATION:

On March 31, 2005, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:



Cost for federal income tax purposes  $133,108,046

Unrealized appreciation. . . . . . .  $ 28,917,376
Unrealized depreciation. . . . . . .    (1,330,496)
                                      -------------
Net unrealized appreciation. . . . .  $ 27,586,880
                                      =============





The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series' audited annual report or semi-annual report. These reports include additional information about the Series' security valuation policies and about certain security types invested in by the Series.




INVESTMENT PORTFOLIO - MARCH 31, 2005 (UNAUDITED)

                                                                SHARES/
INTERNATIONAL SERIES                                       PRINCIPAL AMOUNT     VALUE
---------------------------------------------------------  -----------------  ----------

COMMON STOCKS - 94.62%
CONSUMER DISCRETIONARY - 15.61%
AUTO COMPONENTS - 0.35%
Michelin (CGDE) - B (France). . . . . . . . . . . . . . .              8,413  $  552,977
                                                                            ------------

AUTOMOBILES - 0.57%
Bayerische Motoren Werke AG (BMW) (Germany) . . . . . . .             20,000     907,241
                                                                            ------------

HOUSEHOLD DURABLES - 2.44%
Corporacion GEO S.A. de C.V. - Series B* (Mexico) . . . .            770,000   1,665,219
Hunter Douglas N.V. (Netherlands) . . . . . . . . . . . .             44,000   2,217,826
                                                                            ------------
                                                                               3,883,045
                                                                            ------------

LEISURE EQUIPMENT & PRODUCTS  - 1.59%
Sega Sammy Holdings, Inc.  (Japan). . . . . . . . . . . .             41,550   2,526,990
                                                                            ------------

MEDIA - 7.27%
Impresa S.A. (SGPS)* (Portugal) . . . . . . . . . . . . .            264,000   1,899,527
Media Capital S.A. (SGPS)* (Portugal) . . . . . . . . . .            300,000   2,069,100
PT Multimedia S.A. (SGPS)* (Portugal) . . . . . . . . . .             64,000   1,597,200
Reed Elsevier plc - ADR (United Kingdom). . . . . . . . .             33,600   1,398,432
VNU N.V. (Netherlands). . . . . . . . . . . . . . . . . .             78,000   2,275,232
Wolters Kluwer N.V. (Netherlands) . . . . . . . . . . . .            128,000   2,338,134
                                                                            ------------
                                                                              11,577,625
                                                                            ------------

MULTILINE RETAIL - 0.69%
Don Quijote Co. Ltd. (Japan). . . . . . . . . . . . . . .             18,600   1,091,311
                                                                            ------------

SPECIALTY RETAIL - 1.18%
Douglas Holding AG (Germany). . . . . . . . . . . . . . .             22,600     824,775
KOMERI Co. Ltd. (Japan) . . . . . . . . . . . . . . . . .             40,000   1,057,786
                                                                            ------------
                                                                               1,882,561
                                                                            ------------

TEXTILES, APPAREL & LUXURY GOODS - 1.52%
LVMH S.A. (Louis Vuitton Moet Hennessy) (France). . . . .             32,320   2,417,663
                                                                            ------------
                                                                              24,839,413
                                                                            ------------

CONSUMER STAPLES - 13.65%
BEVERAGES - 2.90%
Allied Domecq plc (United Kingdom). . . . . . . . . . . .            123,000   1,239,760
Diageo plc (United Kingdom) . . . . . . . . . . . . . . .             76,000   1,071,151
Grupo Modelo S.A. de C.V. - Series C (Mexico) . . . . . .            384,000   1,131,333
Scottish & Newcastle plc (United Kingdom) . . . . . . . .            135,000   1,174,523
                                                                            ------------
                                                                               4,616,767
                                                                            ------------

FOOD & STAPLES RETAILING - 3.00%
Carrefour S.A. (France) . . . . . . . . . . . . . . . . .             38,832   2,061,039
Metro AG (Germany). . . . . . . . . . . . . . . . . . . .             26,000   1,395,813
Tesco plc (United Kingdom). . . . . . . . . . . . . . . .            220,000   1,315,511
                                                                            ------------
                                                                               4,772,363
                                                                            ------------

FOOD PRODUCTS - 4.49%
Associated British Foods plc (United Kingdom) . . . . . .             91,000   1,294,597
Cadbury Schweppes plc (United Kingdom). . . . . . . . . .            120,000   1,202,721
Groupe Danone (France). . . . . . . . . . . . . . . . . .             15,976   1,589,626
Suedzucker AG (Germany) . . . . . . . . . . . . . . . . .             32,400     652,326
Unilever plc - ADR (United Kingdom) . . . . . . . . . . .             60,000   2,400,000
                                                                            ------------
                                                                               7,139,270
                                                                            ------------

HOUSEHOLD PRODUCTS - 2.03%
Kao Corp. (Japan) . . . . . . . . . . . . . . . . . . . .             47,000   1,080,686
Kimberly-Clark de Mexico S.A. de C.V. - ADR (Mexico). . .             61,875     926,615
Reckitt Benckiser plc (United Kingdom). . . . . . . . . .             38,500   1,223,446
                                                                            ------------
                                                                               3,230,747
                                                                            ------------

PERSONAL PRODUCTS - 1.23%
Clarins S.A. (France) . . . . . . . . . . . . . . . . . .             30,666   1,957,201
                                                                            ------------
                                                                              21,716,348
                                                                            ------------

ENERGY - 6.80%
OIL & GAS - 6.80%
BP plc (United Kingdom) . . . . . . . . . . . . . . . . .            114,000   1,181,353
Eni S.p.A. (Italy). . . . . . . . . . . . . . . . . . . .            219,554   5,701,260
Shell Transport & Trading Co. plc (United Kingdom). . . .            145,000   1,301,247
Total S.A. (France) . . . . . . . . . . . . . . . . . . .             11,290   2,641,920
                                                                            ------------
                                                                              10,825,780
                                                                            ------------

FINANCIALS - 26.43%
CAPITAL MARKETS - 2.95%
Deutsche Bank AG (Germany). . . . . . . . . . . . . . . .             54,500   4,702,113
                                                                            ------------

COMMERCIAL BANKS - 14.26%
Banca Intesa S.p.A. (Italy) . . . . . . . . . . . . . . .            509,327   2,588,399
Banca Monte dei Paschi di Siena S.p.A. (Italy). . . . . .            181,000     608,926
Banco BPI S.A. (Portugal) . . . . . . . . . . . . . . . .            383,000   1,564,076
Banco Espirito Santo S.A. (BES) (Portugal). . . . . . . .             68,000   1,181,305
Bayerische Hypo-und Vereinsbank AG (HVB Group)* (Germany)            149,000   3,641,213
BNP Paribas S.A. (France) . . . . . . . . . . . . . . . .             26,000   1,842,095
Commerzbank AG* (Germany) . . . . . . . . . . . . . . . .            133,000   2,884,670
Hong Leong Bank Berhad (Malaysia) . . . . . . . . . . . .            560,000     766,316
Metropolitan Bank & Trust Co. (Philippines) . . . . . . .          4,399,950   2,769,789
SanPaolo IMI S.p.A. (Italy) . . . . . . . . . . . . . . .             51,300     803,402
Societe Generale (France) . . . . . . . . . . . . . . . .             11,312   1,175,416
UniCredito Italiano S.p.A. (Italy). . . . . . . . . . . .            489,000   2,871,809
                                                                            ------------
                                                                              22,697,416
                                                                            ------------

CONSUMER FINANCE - 0.68%
Takefuji Corp. (Japan). . . . . . . . . . . . . . . . . .             16,050   1,080,929
                                                                            ------------

DIVERSIFIED FINANCIAL SERVICES - 1.52%
ING Groep N.V. (Netherlands). . . . . . . . . . . . . . .             80,000   2,416,542
                                                                            ------------

INSURANCE - 5.34%
Allianz AG (Germany). . . . . . . . . . . . . . . . . . .             12,720   1,615,581
Assicurazioni Generali S.p.A. (Italy) . . . . . . . . . .             85,804   2,769,845
Axa (France). . . . . . . . . . . . . . . . . . . . . . .            110,292   2,938,356
Muenchener Rueckver AG (Germany). . . . . . . . . . . . .              9,800   1,177,753
                                                                            ------------
                                                                               8,501,535
                                                                            ------------

REAL ESTATE - 1.68%
SM Prime Holdings, Inc. (Philippines) . . . . . . . . . .         18,750,000   2,668,552
                                                                            ------------
                                                                              42,067,087
                                                                            ------------

HEALTH CARE - 4.02%
PHARMACEUTICALS - 4.02%
AstraZeneca plc (United Kingdom). . . . . . . . . . . . .             22,300     878,855
GlaxoSmithKline plc (United Kingdom). . . . . . . . . . .             48,000   1,100,019
Sanofi-Aventis (France) . . . . . . . . . . . . . . . . .             21,083   1,777,986
Shire Pharmaceuticals Group plc (United Kingdom). . . . .            115,000   1,313,386
Takeda Pharmaceutical Co. Ltd. (Japan). . . . . . . . . .             28,000   1,334,639
                                                                            ------------
                                                                               6,404,885
                                                                            ------------

INDUSTRIALS - 8.16%
AIRLINES - 0.91%
Deutsche Lufthansa AG* (Germany). . . . . . . . . . . . .            100,000   1,441,628
                                                                            ------------

CONSTRUCTION & ENGINEERING - 0.89%
Hochtief AG (Germany) . . . . . . . . . . . . . . . . . .             44,500   1,422,085
                                                                            ------------

INDUSTRIAL CONGLOMERATES - 4.06%
Pirelli & C. S.p.A. (Italy) . . . . . . . . . . . . . . .            213,333     265,508
Siemens AG (Germany). . . . . . . . . . . . . . . . . . .             55,725   4,397,460
Sonae S.A. (SGPS) (Portugal). . . . . . . . . . . . . . .          1,200,000   1,804,628
                                                                            ------------
                                                                               6,467,596
                                                                            ------------

MACHINERY - 2.30%
FANUC Ltd. (Japan). . . . . . . . . . . . . . . . . . . .             15,500     970,151
MAN AG (Germany). . . . . . . . . . . . . . . . . . . . .             60,200   2,684,747
                                                                            ------------
                                                                               3,654,898
                                                                            ------------
                                                                              12,986,207
                                                                            ------------

INFORMATION TECHNOLOGY - 3.89%
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.14%
KEYENCE Corp. (Japan) . . . . . . . . . . . . . . . . . .              4,500   1,042,675
Mabuchi Motor Co. Ltd. (Japan). . . . . . . . . . . . . .             12,800     768,919
                                                                            ------------
                                                                               1,811,594
                                                                            ------------

OFFICE ELECTRONICS - 0.68%
Canon, Inc. (Japan) . . . . . . . . . . . . . . . . . . .             20,000   1,072,711
                                                                            ------------

SOFTWARE - 2.07%
SAP AG (Germany). . . . . . . . . . . . . . . . . . . . .             20,550   3,298,230
                                                                            ------------
                                                                               6,182,535
                                                                            ------------

MATERIALS - 4.20%
CHEMICALS - 3.74%
Air Liquide S.A. (France) . . . . . . . . . . . . . . . .             12,258   2,255,021
Bayer AG (Germany). . . . . . . . . . . . . . . . . . . .             83,750   2,768,685
Degussa AG (Germany). . . . . . . . . . . . . . . . . . .             17,900     768,121
Lanxess* (Germany). . . . . . . . . . . . . . . . . . . .              8,375     171,658
                                                                            ------------
                                                                               5,963,485
                                                                            ------------

CONSTRUCTION MATERIALS - 0.46%
Italcementi S.p.A. (Italy). . . . . . . . . . . . . . . .             43,264     728,031
                                                                            ------------
                                                                               6,691,516
                                                                            ------------

TELECOMMUNICATION SERVICES - 7.45%
DIVERSIFIED TELECOMMUNICATION SERVICES - 5.78%
Deutsche Telekom AG (Germany) . . . . . . . . . . . . . .            141,000   2,816,892
Philippine Long Distance Telephone Co. (Philippines). . .             65,000   1,642,642
Telecom Italia S.p.A. (Italy) . . . . . . . . . . . . . .            971,924   3,685,587
Telefonos de Mexico S.A. de C.V. (Telmex) - ADR (Mexico).             30,500   1,053,165
                                                                            ------------
                                                                               9,198,286
                                                                            ------------

WIRELESS TELECOMMUNICATION SERVICES - 1.67%
Globe Telecom, Inc. (Philippines) . . . . . . . . . . . .             88,000   1,413,010
Maxis Communications Berhad (Malaysia). . . . . . . . . .            500,000   1,243,421
                                                                            ------------
                                                                               2,656,431
                                                                            ------------
                                                                              11,854,717
                                                                            ------------

UTILITIES - 4.41%
ELECTRIC UTILITIES - 2.94%
E.ON AG (Germany) . . . . . . . . . . . . . . . . . . . .             54,537   4,673,489
                                                                            ------------

MULTI-UTILITIES & UNREGULATED POWER - 1.47%
National Grid Transco plc (United Kingdom). . . . . . . .            127,000   1,176,304
Suez S.A. (France). . . . . . . . . . . . . . . . . . . .             43,340   1,166,446
                                                                            ------------
                                                                               2,342,750
                                                                            ------------
                                                                               7,016,239
                                                                            ------------

TOTAL COMMON STOCKS
(Identified Cost $101,711,036). . . . . . . . . . . . . .                    150,584,727
                                                                            ------------

SHORT-TERM INVESTMENTS - 5.34%
Dreyfus Treasury Cash Management - Institutional Shares .          2,504,495   2,504,495
Fannie Mae Discount Note, 4/6/2005. . . . . . . . . . . .  $       6,000,000   5,997,867
                                                                            ------------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $8,502,362). . . . . . . . . . . . . . .                      8,502,362
                                                                            ------------

TOTAL INVESTMENTS - 99.96%
(Identified Cost $110,213,398). . . . . . . . . . . . . .                    159,087,089

OTHER ASSETS, LESS LIABILITIES - 0.04%. . . . . . . . . .                         63,195
                                                                            ------------

NET ASSETS - 100% . . . . . . . . . . . . . . . . . . . .                   $159,150,284
                                                                            ============





*Non-income  producing  security
ADR  -  American  Depository  Receipt



The Series' portfolio holds, as a percentage of net assets, greater than 10% in the following countries: Germany - 26.5%; France - 14.1%; Italy - 12.6%; United Kingdom - 12.1%.



FEDERAL  TAX  INFORMATION:

On March 31, 2005, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:



Cost for federal income tax purposes  $110,455,021

Unrealized appreciation. . . . . . .  $ 49,535,066
Unrealized depreciation. . . . . . .      (902,998)
                                      -------------

Net unrealized appreciation. . . . .  $ 48,632,068
                                      =============





The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series' audited annual report or semi-annual report. These reports include additional information about the Series' security valuation policies and about certain security types invested in by the Series.




INVESTMENT PORTFOLIO - MARCH 31, 2005 (UNAUDITED)


                                                          CREDIT         PRINCIPAL
                                                         RATING*          AMOUNT/
OHIO TAX EXEMPT SERIES                                 (UNAUDITED)        SHARES         VALUE
-----------------------------------------------------  ------------  -----------------  --------
OHIO MUNICIPAL SECURITIES - 98.6%
Amherst Exempt Village School District, G.O.
Bond, FGIC, 4.75%, 12/1/2010. . . . . . . . . . . . .  Aaa           $         200,000  $213,450
Bedford Heights, G.O. Bond, Series A, AMBAC,
5.65%, 12/1/2014  . . . . . . . . . . . . . . . . . .  Aaa                      60,000    65,355
Big Walnut Local School District, Delaware County
School Facilities Construction & Impt., G.O. Bond,
FSA, 4.50%, 12/1/2029 . . . . . . . . . . . . . . . .  Aaa                     200,000   195,212
Chagrin Falls Exempt Village School District, G.O.
Bond, 5.55%, 12/1/2022. . . . . . . . . . . . . . . .  Aa3                     100,000   107,587
Chillicothe Water System, Revenue Bond, MBIA,
4.00%, 12/1/2009  . . . . . . . . . . . . . . . . . .  Aaa                     125,000   128,680
Cincinnati, Various Purposes, G.O. Bond, Series A,
5.00%, 12/1/2011  . . . . . . . . . . . . . . . . . .  Aa1                     200,000   216,430
Cleveland Heights & University Heights County
School District, Library Impt., G.O. Bond, 5.125%,
12/1/2026 . . . . . . . . . . . . . . . . . . . . . .  Aa3                     200,000   209,204
Cleveland Waterworks, Prerefunded Balance,
Revenue Bond, Series I, FSA, 5.00%, 1/1/2028. . . . .  Aaa                     110,000   116,744
Cleveland Waterworks, Unrefunded Balance,
Revenue Bond, Series I, FSA, 5.00%, 1/1/2028. . . . .  Aaa                     155,000   157,542
Delaware City School District, G.O. Bond, FSA,
5.00%, 12/1/2025  . . . . . . . . . . . . . . . . . .  Aaa                     300,000   308,187
Dublin City School District, School Facilities
Construction & Impt., G.O. Bond, 5.375%,
12/1/2017 . . . . . . . . . . . . . . . . . . . . . .  Aa2                     350,000   381,486
Eaton City School District, G.O. Bond, FGIC,
5.00%, 12/1/2029  . . . . . . . . . . . . . . . . . .  Aaa                     200,000   206,230
Erie County, G.O. Bond, FGIC, 4.75%, 10/1/2019. . . .  Aaa                     175,000   177,942
Euclid, G.O. Bond, MBIA, 4.25%, 12/1/2023 . . . . . .  Aaa                     465,000   449,260
Fairfield County, Building Impt., G.O. Bond, 5.00%,
12/1/2018 . . . . . . . . . . . . . . . . . . . . . .  Aa3                     250,000   262,902
Garfield Heights City School District, School Impt.,
G.O. Bond, MBIA, 5.00%, 12/15/2026. . . . . . . . . .  Aaa                     250,000   257,442
Genoa Area Local School District, G.O. Bond,
FGIC, 5.40%, 12/1/2027. . . . . . . . . . . . . . . .  Aaa                     150,000   162,298
Greene County Sewer System, Governmental
Enterprise, Revenue Bond, AMBAC, 5.625%,
12/1/2025 . . . . . . . . . . . . . . . . . . . . . .  Aaa                     235,000   263,325
Highland Local School District, School Impt., G.O.
Bond, FSA, 5.00%, 12/1/2009 . . . . . . . . . . . . .  Aaa                     190,000   203,490
Hilliard School District, G.O. Bond, Series A, FGIC,
5.00%, 12/1/2020  . . . . . . . . . . . . . . . . . .  Aaa                     225,000   235,458
Jackson Local School District, Stark & Summit
Counties, G.O. Bond, FGIC, 3.50%, 12/1/2011 . . . . .  Aaa                     210,000   208,734
Jackson Local School District, Stark & Summit
Counties, Construction & Impt., G.O. Bond, FGIC,
5.00%, 12/1/2030  . . . . . . . . . . . . . . . . . .  Aaa                     200,000   206,672
Kettering City School District, School Impt.,
Prerefunded Balance, G.O. Bond, FGIC, 5.25%,
12/1/2022 . . . . . . . . . . . . . . . . . . . . . .  Aaa                      60,000    61,707
Kings Local School District, Prerefunded Balance,
G.O. Bond, FGIC, 5.50%, 12/1/2021 . . . . . . . . . .  Aaa                     115,000   116,864
Lakota Local School District, G.O. Bond, AMBAC,
5.75%, 12/1/2006  . . . . . . . . . . . . . . . . . .  Aaa                      50,000    50,984
Licking County Joint Vocational School District,
School Facilities Construction & Impt., G.O. Bond,
MBIA, 5.00%, 12/1/2007. . . . . . . . . . . . . . . .  Aaa                     500,000   526,250
Lorain City School District, Classroom Facilities
Impt., G.O. Bond, MBIA, 4.75%, 12/1/2025. . . . . . .  Aaa                     400,000   404,616
Loveland City School District, G.O. Bond, Series A,
MBIA, 5.00%, 12/1/2024. . . . . . . . . . . . . . . .  Aaa                     200,000   206,072
Mansfield City School District, Various Purposes,
G.O. Bond, MBIA, 5.75%, 12/1/2022 . . . . . . . . . .  Aaa                     250,000   273,642
Marysville Exempt Village School District,
Prerefunded Balance, G.O. Bond, MBIA, 5.75%,
12/1/2023 . . . . . . . . . . . . . . . . . . . . . .  Aaa                     315,000   325,039
Maumee, G.O. Bond, MBIA, 4.125%, 12/1/2018. . . . . .  Aaa                     375,000   368,441
Maumee City School District, School Facilities
Construction & Impt., G.O. Bond, FSA, 4.60%,
12/01/2031  . . . . . . . . . . . . . . . . . . . . .  Aaa                     260,000   255,978
Medina City School District, G.O. Bond, FGIC,
5.00%, 12/1/2018  . . . . . . . . . . . . . . . . . .  Aaa                     150,000   157,093
Mentor, G.O. Bond, 5.25%, 12/1/2017 . . . . . . . . .  Aa3                     100,000   105,216
Mississinawa Valley Local School District,
Classroom Facilities, G.O. Bond, FSA, 5.75%,
12/1/2022 . . . . . . . . . . . . . . . . . . . . . .  Aaa                     205,000   229,623
Montgomery County, G.O. Bond, 5.30%, 9/1/2007 . . . .  Aa2                      65,000    65,077
North Olmsted, G.O. Bond, AMBAC, 5.00%,
12/1/2016 . . . . . . . . . . . . . . . . . . . . . .  Aaa                     125,000   131,076
Northwood Local School District, G.O. Bond,
AMBAC, 5.55%, 12/1/2006 . . . . . . . . . . . . . . .  Aaa                      65,000    68,048
Ohio State, Common Schools Capital Facilities,
G.O. Bond, Series A, 4.75%, 6/15/2020 . . . . . . . .  Aa1                     250,000   254,597
Ohio State, Infrastructure Impt., G.O. Bond, Series
A, 5.00%, 8/1/2009. . . . . . . . . . . . . . . . . .  Aa1                     200,000   213,840
Ohio State, Infrastructure Impt., Prerefunded
Balance, G.O. Bond, 5.20%, 8/1/2010 . . . . . . . . .  Aa1                      50,000    53,034
Ohio State Turnpike Commission, Prerefunded
Balance, Revenue Bond, Series A, MBIA, 5.70%,
2/15/2017 . . . . . . . . . . . . . . . . . . . . . .  Aaa                     125,000   130,816
Ohio State Water Development Authority, Fresh
Water, Revenue Bond, FSA, 5.125%, 12/1/2023 . . . . .  Aaa                     300,000   321,462
Ohio State Water Development Authority, Pollution
Control, Revenue Bond, 5.25%, 12/1/2015 . . . . . . .  Aaa                     200,000   222,296
Ohio State Water Development Authority, Pure
Water, Revenue Bond, Series I, AMBAC, 6.00%,
12/1/2016 . . . . . . . . . . . . . . . . . . . . . .  Aaa                      40,000    45,276
Ontario Local School District, G.O. Bond, FSA,
5.00%, 12/1/2023  . . . . . . . . . . . . . . . . . .  AAA1                    350,000   362,047
Orange City School District, G.O. Bond, 5.00%,
12/1/2023 . . . . . . . . . . . . . . . . . . . . . .  Aaa                     305,000   315,498
Painesville City School District, School Impt., G.O.
Bond, FGIC, 4.50%, 12/1/2025. . . . . . . . . . . . .  Aaa                     170,000   167,515
Plain Local School District, G.O. Bond, FGIC,
5.00%, 12/1/2025  . . . . . . . . . . . . . . . . . .  Aaa                     315,000   324,343
Plain Local School District, G.O. Bond, FGIC,
5.00%, 12/1/2029  . . . . . . . . . . . . . . . . . .  Aaa                     225,000   230,980
Plain Local School District, G.O. Bond, FGIC,
5.00%, 12/1/2030  . . . . . . . . . . . . . . . . . .  Aaa                     140,000   143,961
Sidney City School District, School Impt., G.O.
Bond, Series B, FGIC, 5.10%, 12/1/2019. . . . . . . .  Aaa                     150,000   158,749
South-Western City School District, Franklin &
Pickway County, G.O. Bond, AMBAC, 4.75%,
12/1/2026 . . . . . . . . . . . . . . . . . . . . . .  Aaa                     175,000   175,935
Tecumseh Local School District, School Impt., G.O.
Bond, FGIC, 4.75%, 12/1/2027. . . . . . . . . . . . .  Aaa                     195,000   196,946
Toledo, Prerefunded Balance, G.O. Bond, AMBAC,
5.95%, 12/1/2015  . . . . . . . . . . . . . . . . . .  Aaa                     175,000   182,509
Toledo Sewer System, Unrefunded Balance,
Revenue Bond, AMBAC, 6.35%, 11/15/2017. . . . . . . .  Aaa                     150,000   153,428
Troy City School District, School Impt., G.O. Bond,
FSA, 4.00%, 12/1/2014 . . . . . . . . . . . . . . . .  Aaa                     250,000   250,645
Twinsburg Local School District, Prerefunded
Balance, G.O. Bond, FGIC, 5.90%, 12/1/2021. . . . . .  Aaa                     325,000   347,945
Upper Arlington City School District, Capital
Appreciation, G.O. Bond, MBIA, 5.25%, 12/1/2022 . . .  Aaa                     255,000   267,883
Van Buren Local School District, School Facilities
Construction & Impt., G.O. Bond, FSA, 5.25%,
12/1/2016 . . . . . . . . . . . . . . . . . . . . . .  Aaa                     300,000   324,768
Van Wert City School District, School Impt., G.O.
Bond, FGIC, 5.00%, 12/1/2020. . . . . . . . . . . . .  Aaa                     500,000   522,955
Vandalia, G.O. Bond, AMBAC, 5.00%, 12/1/2015. . . . .  Aaa                     235,000   253,518
Warren, Prerefunded Balance, G.O. Bond,
AMBAC, 5.20%, 11/15/2013. . . . . . . . . . . . . . .  Aaa                      15,000    15,257
Westerville City School District, G.O. Bond, MBIA,
5.00%, 12/1/2027  . . . . . . . . . . . . . . . . . .  Aaa                     200,000   204,996
Wood County, G.O. Bond, 5.40%, 12/1/2013. . . . . . .  Aa3                      50,000    50,426
Wyoming City School District, G.O. Bond, Series B,
FGIC, 5.15%, 12/1/2027. . . . . . . . . . . . . . . .  Aaa                     300,000   311,517
Youngstown, G.O. Bond, MBIA, 6.125%, 12/1/2014. . . .  Aaa                      50,000    51,150
                                                                                      ----------

TOTAL OHIO MUNICIPAL SECURITIES
(Identified Cost $13,900,620) . . . . . . . . . . . .                                 14,333,648
                                                                                      ----------

SHORT-TERM INVESTMENTS - 0.4%
Dreyfus Municipal Reserves - Class R
(Identified Cost $57,530) . . . . . . . . . . . . . .                           57,530    57,530
                                                                                      ----------

TOTAL INVESTMENTS - 99.0%
(Identified Cost $13,958,150) . . . . . . . . . . . .                                 14,391,178

OTHER ASSETS, LESS LIABILITIES - 1.0% . . . . . . . .                                    146,325
                                                                                      ----------

NET ASSETS - 100% . . . . . . . . . . . . . . . . . .                                $14,537,503
                                                                                     ===========





KEY:
G.O.  Bond  -  General  Obligation  Bond
Impt.  -  Improvement



Scheduled  principal  and  interest  payments  are  guaranteed  by:
AMBAC  (AMBAC  Assurance  Corp.)
FGIC  (Financial  Guaranty  Insurance  Co.)
FSA  (Financial  Security  Assurance)
MBIA  (MBIA,  Inc.)
The  insurance  does  not  guarantee  the  market  value of the municipal bonds.



*Credit  ratings  from  Moody's  (unaudited)
1Credit  ratings  from  S&P  (unaudited)



The Series' portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies: FGIC - 28.6%; MBIA - 24.7%; FSA - 18.7%.



FEDERAL  TAX  INFORMATION:

On March 31, 2005, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:



Cost for federal income tax purposes  $13,950,545

Unrealized appreciation. . . . . . .  $   499,057
Unrealized depreciation. . . . . . .      (58,424)
                                      ------------

Net unrealized appreciation. . . . .  $   440,633
                                      ============





The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series' audited annual report or semi-annual report. These reports include additional information about the Series' security valuation policies and about certain security types invested in by the Series.




INVESTMENT PORTFOLIO - MARCH 31, 2005 (UNAUDITED)



                                                                 CREDIT          PRINCIPAL
                                                                RATING*           AMOUNT/
NEW YORK TAX EXEMPT SERIES                                    (UNAUDITED)         SHARES           VALUE
------------------------------------------------------------  ------------  -------------------  ----------
NEW YORK MUNICIPAL SECURITIES - 94.9%
Amherst, Public Impt., G.O. Bond, FGIC, 4.625%, 3/1/2007 . .  Aaa           $           200,000  $  206,712
Arlington Central School District, G.O. Bond, MBIA,
4.625%, 12/15/2024 . . . . . . . . . . . . . . . . . . . . .  Aaa                       845,000     851,278
Arlington Central School District, G.O. Bond, MBIA,
4.625%, 12/15/2025 . . . . . . . . . . . . . . . . . . . . .  Aaa                       365,000     366,796
Auburn City School District, G.O. Bond, FGIC, 4.55%,
12/1/2006  . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                       385,000     396,538
Bayport-Blue Point Union Free School District, G.O. Bond,
FGIC, 5.60%, 6/15/2012 . . . . . . . . . . . . . . . . . . .  Aaa                       250,000     262,962
Beacon City School District, G.O. Bond, MBIA, 5.60%,
7/15/2019  . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                       500,000     552,815
Brighton Central School District, G.O. Bond, FSA, 5.40%,
6/1/2012 . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                       250,000     262,805
Broome County, Public Safety Facility, Certificate of
Participation, MBIA, 5.00%,4/1/2006. . . . . . . . . . . . .  Aaa                       250,000     254,937
Buffalo, G.O. Bond, Series A, MBIA, 5.00%, 12/1/2009 . . . .  Aaa                       150,000     155,250
Buffalo, G.O. Bond, Series A, AMBAC, 5.20%, 2/1/2010 . . . .  Aaa                       250,000     263,817
Buffalo Municipal Water Finance Authority, Water Systems,
Revenue Bond, Series A, FGIC, 5.00%, 7/1/2028. . . . . . . .  Aaa                       750,000     766,582
Cattaraugus County, Public Impt., G.O. Bond, AMBAC,
5.00%, 8/1/2007  . . . . . . . . . . . . . . . . . . . . . .  Aaa                       300,000     314,331
Clyde-Savannah Central School District, G.O. Bond, FGIC,
5.00%, 6/1/2013  . . . . . . . . . . . . . . . . . . . . . .  Aaa                       500,000     541,655
Colonie, G.O. Bond, MBIA, 5.20%, 8/15/2008 . . . . . . . . .  Aaa                       100,000     102,947
Dryden Central School District, G.O. Bond, FSA, 5.50%,
6/15/2011  . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                       200,000     205,074
East Aurora Union Free School District, G.O. Bond, FGIC,
5.20%, 6/15/2011 . . . . . . . . . . . . . . . . . . . . . .  Aaa                       300,000     307,605
Eastchester, Public Impt., G.O. Bond, Series B, FSA,
4.90%, 10/15/2011  . . . . . . . . . . . . . . . . . . . . .  Aaa                       385,000     397,189
Ellenville Central School District, G.O. Bond, FSA, 5.375%,
5/1/2009 . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                       210,000     219,771
Ellenville Central School District, G.O. Bond, AMBAC,
5.70%, 5/1/2011  . . . . . . . . . . . . . . . . . . . . . .  Aaa                       700,000     749,301
Erie County, G.O. Bond, Series B, FGIC, 5.50%, 6/15/2009 . .  Aaa                       100,000     102,101
Erie County, G.O. Bond, Series B, FGIC, 5.50%, 6/15/2025 . .  Aaa                       400,000     408,012
Erie County, Public Impt., G.O. Bond, Series A, FGIC,
4.00%, 3/15/2006 . . . . . . . . . . . . . . . . . . . . . .  Aaa                     1,500,000   1,519,725
Erie County, Public Impt., G.O. Bond, Series A, FGIC,
5.00%, 9/1/2014  . . . . . . . . . . . . . . . . . . . . . .  Aaa                       500,000     534,440
Erie County, Public Impt., G.O. Bond, Series A, FGIC,
4.75%, 10/1/2016 . . . . . . . . . . . . . . . . . . . . . .  Aaa                       550,000     571,488
Fairport Central School District, G.O. Bond, FSA, 5.00%,
6/1/2019 . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                       500,000     529,180
Franklin Square Union Free School District, G.O. Bond,
FGIC, 5.00%, 1/15/2021 . . . . . . . . . . . . . . . . . . .  Aaa                       520,000     543,868
Freeport, G.O. Bond, Series A, FGIC, 4.00%, 1/15/2014. . . .  Aaa                       540,000     543,137
Gloversville City School District, G.O. Bond, FSA, 5.00%,
6/15/2005  . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                       350,000     351,942
Greece Central School District, G.O. Bond, FSA, 4.60%,
6/15/2018  . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                       180,000     183,843
Guilderland Central School District, G.O. Bond, FGIC,
5.00%, 5/15/2016 . . . . . . . . . . . . . . . . . . . . . .  Aaa                       400,000     409,320
Hamburg Central School District, G.O. Bond, FGIC,
5.375%, 6/1/2014 . . . . . . . . . . . . . . . . . . . . . .  Aaa                       600,000     642,702
Hempstead Town, Prerefunded Balance, G.O. Bond,
Series B, FGIC, 5.625%, 2/1/2010 . . . . . . . . . . . . . .  AAA1                       35,000      36,575
Hempstead Town, Unrefunded Balance, G.O. Bond,
Series B, FGIC, 5.625%, 2/1/2010 . . . . . . . . . . . . . .  Aaa                       165,000     172,131
Holland Central School District, G.O. Bond, FGIC, 6.125%,
6/15/2010  . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                       245,000     251,813
Huntington, G.O. Bond, MBIA, 5.875%, 9/1/2009. . . . . . . .  Aaa                        45,000      46,060
Islip, Public Impt., G.O. Bond, FGIC, 5.375%, 6/15/2015. . .  Aaa                     1,555,000   1,694,717
Jamesville-Dewitt Central School District, G.O. Bond,
AMBAC, 5.75%, 6/15/2009. . . . . . . . . . . . . . . . . . .  Aaa                       420,000     462,571
Jordan-El Bridge Central School District, G.O. Bond,
AMBAC, 5.875%, 6/15/2008 . . . . . . . . . . . . . . . . . .  Aaa                       500,000     513,625
Le Roy Central School District, G.O. Bond, FGIC, 0.10%,
6/15/2008  . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                       350,000     316,263
Longwood Central School District at Middle Island, G.O.
Bond, FSA, 5.00%, 6/15/2017. . . . . . . . . . . . . . . . .  Aaa                       250,000     269,748
Longwood Central School District at Middle Island, G.O.
Bond, FSA, 5.00%, 6/15/2018. . . . . . . . . . . . . . . . .  Aaa                       250,000     269,748
Metropolitan Transportation Authority, Service Contract,
Revenue Bond, Series B, FGIC, 5.50%, 7/1/2011. . . . . . . .  Aaa                     1,000,000   1,107,790
Metropolitan Transportation Authority, Transportation
Facilities, Revenue Bond, Series B, AMBAC, 5.00%,
7/1/2018 . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                     1,500,000   1,620,105
Metropolitan Transportation Authority, Dedicated Tax Fund,
Revenue Bond, Series A, MBIA, 5.00%, 11/15/2030  . . . . . .  Aaa                       750,000     771,983
Middletown City School District, G.O. Bond, Series A,
AMBAC, 5.50%, 11/15/2005 . . . . . . . . . . . . . . . . . .  Aaa                       175,000     178,309
Monroe County, Public Impt., Prerefunded Balance, G.O.
Bond, AMBAC, 4.90%, 6/1/2005 . . . . . . . . . . . . . . . .  Aaa                       165,000     165,721
Monroe County, Public Impt., Unrefunded Balance,
G.O. Bond, AMBAC, 4.90%, 6/1/2005. . . . . . . . . . . . . .  Aaa                        85,000      85,371
Monroe County Water Authority, Revenue Bond, 5.00%,
8/1/2019 . . . . . . . . . . . . . . . . . . . . . . . . . .  Aa3                     1,700,000   1,781,634
Monroe County, Water Impt., G.O. Bond, 5.25%, 2/1/2017 . . .  Baa1                      320,000     327,619
Mount Morris Central School District, G.O. Bond, FGIC,
4.125%, 6/15/2013  . . . . . . . . . . . . . . . . . . . . .  Aaa                       790,000     809,545
Nassau County, Combined Sewer Districts, G.O. Bond,
Series F, MBIA, 5.35%, 7/1/2008. . . . . . . . . . . . . . .  Aaa                     1,500,000   1,603,500
Nassau County, General Impt., G.O. Bond, Series C, FSA,
5.125%, 1/1/2014 . . . . . . . . . . . . . . . . . . . . . .  Aaa                       500,000     538,780
Nassau County, General Impt., G.O. Bond, Series U,
AMBAC, 5.25%, 11/1/2014. . . . . . . . . . . . . . . . . . .  Aaa                       335,000     353,328
Nassau County, General Impt., G.O. Bond, Series V,
AMBAC, 5.25%, 3/1/2015 . . . . . . . . . . . . . . . . . . .  Aaa                       385,000     407,626
Nassau County, Interim Financial Authority, Revenue
Bond, Series A, AMBAC, 4.75%, 11/15/2023 . . . . . . . . . .  Aaa                     1,000,000   1,016,940
New York, G.O. Bond, Series I, MBIA, 5.00%, 5/15/2028. . . .  Aaa                     1,900,000   1,933,364
New York, G.O. Bond, Series K, FSA, 5.375%, 8/1/2020 . . . .  Aaa                     1,000,000   1,075,810
New York City Municipal Water Finance Authority, Revenue
Bond, Series E, FGIC, 5.00%, 6/15/2026 . . . . . . . . . . .  Aaa                       750,000     770,468
New York City Municipal Water Finance Authority, Water &
Sewer Systems, Revenue Bond, Series B, FGIC, 5.125%,
6/15/2030  . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                     2,000,000   2,061,640
New York City Municipal Water Finance Authority, Water &
Sewer Systems, Revenue Bond, Series A, AMBAC, 5.00%,
6/15/2035  . . . . . . . . . . . . . . . . . . . . . . . . .  AAA1                      750,000     769,748
New York City Transitional Finance Authority, Revenue
Bond, Series A, 5.50%, 2/15/2011 . . . . . . . . . . . . . .  Aa2                     1,000,000   1,109,380
New York State, G.O. Bond, Series A, 4.60%, 3/15/2013. . . .  A1                        475,000     496,964
New York State, G.O. Bond, Series B, 5.125%, 3/1/2018. . . .  A1                      1,000,000   1,068,930
New York State, G.O. Bond, Series C, FSA, 5.00%,
4/15/2012  . . . . . . . . . . . . . . . . . . . . . . . . .  AAA1                      700,000     757,148
New York State, G.O. Bond, Series D, AMBAC, 5.00%,
7/15/2015  . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                       500,000     535,525
New York State Dormitory Authority, Columbia University,
Revenue Bond, Series A, 5.00%, 7/1/2025. . . . . . . . . . .  Aaa                       500,000     514,975
New York State Environmental Facilities Corp., Clean
Water & Drinking, Revenue Bond, MBIA, 5.00%, 6/15/2021 . . .  Aaa                       600,000     625,068
New York State Environmental Facilities Corp., Clean
Water & Drinking, Revenue Bond, Series B, 5.00%,
6/15/2027  . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                     1,000,000   1,031,660
New York State Environmental Facilities Corp., Pollution
Control, Revenue Bond, 6.65%, 9/15/2013. . . . . . . . . . .  Aaa                       250,000     250,865
New York State Environmental Facilities Corp., Pollution
Control, Revenue Bond, Series E, MBIA, 5.00%, 6/15/2012. . .  Aaa                       200,000     209,568
New York State Environmental Facilities Corp., Pollution
Control, Prerefunded Balance, Revenue Bond, Series A,
4.65%, 6/15/2007 . . . . . . . . . . . . . . . . . . . . . .  Aaa                       135,000     140,844
New York State Environmental Facilities Corp., Pollution
Control, Unrefunded Balance, Revenue Bond, Series B,
5.20%, 5/15/2014 . . . . . . . . . . . . . . . . . . . . . .  Aaa                       440,000     480,396
New York State Environmental Facilities Corp., Pollution
Control, Prerefunded Balance, Revenue Bond, Series A,
5.20%, 6/15/2015 . . . . . . . . . . . . . . . . . . . . . .  Aaa                       225,000     236,201
New York State Environmental Facilities Corp., Pollution
Control, Unrefunded Balance, Revenue Bond, Series A,
4.65%, 6/15/2007 . . . . . . . . . . . . . . . . . . . . . .  Aaa                       115,000     119,200
New York State Environmental Facilities Corp., Pollution
Control, Unrefunded Balance, Revenue Bond, Series A,
5.20%, 6/15/2015 . . . . . . . . . . . . . . . . . . . . . .  Aaa                        25,000      26,124
New York State Housing Finance Agency, State University
Construction, Revenue Bond, Series A, 8.00%, 5/1/2011. . . .  Aaa                       250,000     295,703
New York State Local Government Assistance Corp.,
Revenue Bond, Series A, 6.00%, 4/1/2024. . . . . . . . . . .  A1                        250,000     255,000
New York State Thruway Authority, Highway & Bridge,
Revenue Bond, Series A, FGIC, 5.50%, 4/1/2015. . . . . . . .  Aaa                       320,000     351,514
New York State Thruway Authority, Highway & Bridge,
Revenue Bond, Series A, AMBAC, 5.25%, 4/1/2017 . . . . . . .  Aaa                       555,000     587,601
New York State Thruway Authority, Highway & Bridge,
Revenue Bond, Series B, MBIA, 5.75%, 4/1/2006. . . . . . . .  Aaa                       100,000     102,250
New York State Thruway Authority, Highway & Bridge,
Revenue Bond, Series B, MBIA, 5.25%, 4/1/2016. . . . . . . .  Aaa                       300,000     325,044
New York State Thruway Authority, Highway & Bridge,
Revenue Bond, Series C, MBIA, 5.25%, 4/1/2011. . . . . . . .  Aaa                     1,000,000   1,092,840
New York State Thruway Authority, Highway & Bridge,
Revenue Bond, Series C, AMBAC, 5.00%, 4/1/2020 . . . . . . .  Aaa                       750,000     783,908
New York State Thruway Authority, Personal Income Tax,
Revenue Bond, Series A, FSA, 5.00%, 3/15/2014. . . . . . . .  Aaa                       500,000     537,725
New York State Thruway Authority, Personal Income Tax,
Revenue Bond, Series A, MBIA, 5.00%, 3/15/2016 . . . . . . .  Aaa                       300,000     319,422
New York State Urban Development Corp., Revenue Bond,
5.375%, 7/1/2022 . . . . . . . . . . . . . . . . . . . . . .  Aaa                       400,000     419,308
New York State Urban Development Corp., Correctional
Capital Facilities, Revenue Bond, Series A, FSA, 5.25%,
1/1/2014 . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                       500,000     546,595
Niagara County, G.O. Bond, MBIA, 5.20%, 1/15/2011. . . . . .  Aaa                       400,000     404,888
North Hempstead, G.O. Bond, Series A, FGIC, 4.75%,
1/15/2023  . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                     1,000,000   1,012,320
Norwich City School District, G.O. Bond, FSA, 5.00%,
6/15/2010  . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                       250,000     269,098
Panama Central School District, G.O. Bond, FGIC, 5.00%,
6/15/2019  . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                       595,000     623,917
Patchogue-Medford Union Free School District, G.O. Bond,
Series A, FGIC, 3.50%, 7/1/2012. . . . . . . . . . . . . . .  AAA1                      805,000     800,886
Pavilion Central School District, G.O. Bond, FSA, 5.625%,
6/15/2018  . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                       880,000     962,993
Phelps-Clifton Springs Central School District, G.O. Bond,
Series B, MBIA, 5.00%, 6/15/2021 . . . . . . . . . . . . . .  Aaa                       850,000     903,389
Phelps-Clifton Springs Central School District, G.O. Bond,
Series B, MBIA, 5.00%, 6/15/2022 . . . . . . . . . . . . . .  Aaa                       450,000     476,978
Queensbury, G O. Bond, Series A, FGIC, 5.50%,
4/15/2011  . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                       150,000     153,369
Queensbury, G.O. Bond, Series A, FGIC, 5.50%,
4/15/2012  . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                       350,000     357,861
Ravena Coeymans Selkirk Central School District, G.O.
Bond, FSA, 4.25%, 6/15/2014. . . . . . . . . . . . . . . . .  Aaa                     1,180,000   1,209,972
Rochester, G.O. Bond, Series A, AMBAC, 4.70%,
8/15/2006  . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                        10,000      10,274
Rochester, Unrefunded Balance, G.O. Bond, Series A,
AMBAC, 4.70%, 8/15/2006. . . . . . . . . . . . . . . . . . .  Aaa                       240,000     246,514
Rochester, G.O. Bond, Series A, AMBAC, 5.00%,
8/15/2020  . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                       250,000     270,993
Rochester, G.O. Bond, Series A, AMBAC, 5.00%,
8/15/2022  . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                        95,000     102,953
Rondout Valley Central School District, G.O. Bond, FSA,
5.375%, 3/1/2020 . . . . . . . . . . . . . . . . . . . . . .  Aaa                       500,000     552,100
Schenectady, G.O. Bond, MBIA, 5.30%, 2/1/2011. . . . . . . .  Aaa                       250,000     264,260
Scotia Glenville Central School District, G.O. Bond, FGIC,
5.50%, 6/15/2020 . . . . . . . . . . . . . . . . . . . . . .  Aaa                     1,025,000   1,127,869
South Country Central School District of Brookhaven, G.O.
Bond, FGIC, 5.50%, 9/15/2007 . . . . . . . . . . . . . . . .  Aaa                       380,000     384,742
South Glens Falls Central School District, Prerefunded
Balance, G.O. Bond, FGIC, 5.375%, 6/15/2018. . . . . . . . .  Aaa                       605,000     662,759
South Glens Falls Central School District, Unrefunded
Balance, G.O. Bond, FGIC, 5.375%, 6/15/2018. . . . . . . . .  Aaa                        95,000     103,036
South Huntington Union Free School District, G.O. Bond,
FGIC, 5.00%, 9/15/2016 . . . . . . . . . . . . . . . . . . .  Aaa                       325,000     345,693
South Huntington Union Free School District, G.O. Bond,
FGIC, 5.10%, 9/15/2017 . . . . . . . . . . . . . . . . . . .  Aaa                       100,000     106,959
Steuben County, Public Impt., G.O. Bond, AMBAC, 5.60%,
5/1/2006 . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                       500,000     500,000
Suffolk County, G.O. Bond, Series A, FGIC, 4.75%,
8/1/2019 . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                       895,000     912,694
Suffolk County Water Authority, Revenue Bond, MBIA,
5.10%, 6/1/2009  . . . . . . . . . . . . . . . . . . . . . .  Aaa                       250,000     267,908
Suffolk County Water Authority, Revenue Bond, Series A,
AMBAC, 5.00%, 6/1/2017 . . . . . . . . . . . . . . . . . . .  Aaa                       400,000     421,272
Sullivan County, Public Impt., G.O. Bond, MBIA, 5.125%,
3/15/2013  . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                       330,000     330,716
Syracuse, Public Impt., G.O. Bond, Series C, AMBAC,
5.40%, 8/1/2017  . . . . . . . . . . . . . . . . . . . . . .  Aaa                       700,000     764,505
Syracuse, Public Impt., G.O. Bond, Series C, AMBAC,
5.50%, 8/1/2018  . . . . . . . . . . . . . . . . . . . . . .  Aaa                       850,000     932,544
Three Village Central School District, G.O. Bond, FSA,
5.375%, 6/15/2007  . . . . . . . . . . . . . . . . . . . . .  Aaa                       230,000     241,261
Tompkins County, Public Impt., G.O. Bond, Series B,
5.10%, 4/1/2020  . . . . . . . . . . . . . . . . . . . . . .  Aa2                       400,000     417,728
Triborough Bridge & Tunnel Authority, General Purposes,
Revenue Bond, Series A, MBIA, 4.75%, 1/1/2019. . . . . . . .  Aaa                       300,000     319,551
Triborough Bridge & Tunnel Authority, General Purposes,
Revenue Bond, Series A, MBIA, 5.00%, 1/1/2032. . . . . . . .  Aaa                     2,000,000   2,049,320
Triborough Bridge & Tunnel Authority, Revenue Bond,
Subordinate Bonds, FGIC, 5.00%, 11/15/2032 . . . . . . . . .  Aaa                     1,000,000   1,030,310
Warwick Valley Central School District, G.O. Bond, FSA,
5.60%, 1/15/2018 . . . . . . . . . . . . . . . . . . . . . .  Aaa                       575,000     628,659
Warwick Valley Central School District, G.O. Bond, FSA,
5.625%, 1/15/2022  . . . . . . . . . . . . . . . . . . . . .  Aaa                       380,000     415,173
Wayne County, Public Impt., G.O. Bond, MBIA, 4.125%,
6/1/2024 . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                       500,000     473,970
West Seneca Central School District, G.O. Bond, FSA,
5.00%, 5/1/2011  . . . . . . . . . . . . . . . . . . . . . .  Aaa                       300,000     323,943
Westchester County, G.O. Bond, Series A, 4.75%,
12/15/2008 . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                       250,000     255,550
Westchester County, G.O. Bond, Series A, 4.75%,
12/15/2009 . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                       250,000     256,095
Westchester County, G.O. Bond, Series B, 4.30%,
12/15/2011 . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                        15,000      15,173
Westchester County, G.O. Bond, Series B, 3.70%,
12/15/2015 . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                     1,000,000     977,870
Western Nassau County Water Authority, Water Systems,
Revenue Bond, AMBAC, 5.65%, 5/1/2026 . . . . . . . . . . . .  Aaa                       350,000     366,723
William Floyd Union Free School District of the Mastics-
Moriches-Shirley, G.O. Bond, AMBAC, 5.70%, 6/15/2008 . . . .  Aaa                       405,000     436,950
Williamsville Central School District, G.O. Bond, MBIA,
5.00%, 6/15/2012 . . . . . . . . . . . . . . . . . . . . . .  Aaa                       490,000     530,391
Wyandanch Union Free School District, G.O. Bond, FSA,
5.60%, 4/1/2017  . . . . . . . . . . . . . . . . . . . . . .  Aaa                       500,000     529,545
                                                                                               ------------

TOTAL NEW YORK MUNICIPAL SECURITIES
(Identified Cost $70,559,340). . . . . . . . . . . . . . . .                                     72,902,087
                                                                                               ------------

SHORT-TERM INVESTMENTS - 3.9%
Dreyfus BASIC New York Municipal Money Market Fund
(Identified Cost $3,011,151) . . . . . . . . . . . . . . . .                          3,011,151   3,011,151
                                                                                               ------------

TOTAL INVESTMENTS - 98.8%
(Identified Cost $73,570,491). . . . . . . . . . . . . . . .                                     75,913,238

OTHER ASSETS, LESS LIABILITIES - 1.2%. . . . . . . . . . . .                                        935,882
                                                                                               ------------

NET ASSETS - 100%. . . . . . . . . . . . . . . . . . . . . .                                   $ 76,849,120
                                                                                               ============





KEY:
G.O.  Bond  -  General  Obligation  Bond
Impt.  -  Improvement



Scheduled  principal  and  interest  payments  are  guaranteed  by:
AMBAC  (AMBAC  Assurance  Corp.)
FGIC  (Financial  Guaranty  Insurance  Co.)
FSA  (Financial  Security  Assurance)
MBIA  (MBIA,  Inc.)
The  insurance  does  not  guarantee  the  market  value of the municipal bonds.



*Credit  ratings  from  Moody's  (unaudited)
1Credit  ratings  from  S&P  (unaudited)



The Series' portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies: FGIC - 29.9%; MBIA - 20.0%; AMBAC - 16.7%; FSA - 14.7%.



FEDERAL  TAX  INFORMATION:

On March 31, 2005, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:



Cost for federal income tax purposes  $73,527,166

Unrealized appreciation. . . . . . .  $ 2,718,568
Unrealized depreciation. . . . . . .     (332,496)
                                      ------------

Net unrealized appreciation. . . . .  $ 2,386,072
                                      ============





The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series' audited annual report or semi-annual report. These reports include additional information about the Series' security valuation policies and about certain security types invested in by the Series.




INVESTMENT PORTFOLIO - MARCH 31, 2005 (UNAUDITED)


                                                                  CREDIT         PRINCIPAL
                                                                 RATING*          AMOUNT/
DIVERSIFIED TAX EXEMPT SERIES                                  (UNAUDITED)         SHARES          VALUE
-------------------------------------------------------------  ------------  ------------------  ----------
MUNICIPAL SECURITIES - 96.1%
ALABAMA - 2.8%
Bessemer Governmental Utility Services Corp., Water
Supply, Revenue Bond, MBIA, 5.20%, 6/1/2024 . . . . . . . . .  Aaa           $          500,000  $  528,070
Fort Payne Waterworks Board, Revenue Bond, AMBAC,
3.50%, 7/1/2015 . . . . . . . . . . . . . . . . . . . . . . .  AAA1                     665,000     628,219
Hoover Board of Education, Capital Outlay Warrants,
Special Tax Warrants, MBIA, 5.25%, 2/15/2017. . . . . . . . .  Aaa                      500,000     536,455
Mobile County Board of School Commissioners, Capital
Outlay Warrants, G.O. Bond, Series B, AMBAC, 5.00%,
3/1/2018  . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      500,000     524,770
Odenville Utilities Board Water, Revenue Bond,
MBIA, 4.30%, 8/1/2028 . . . . . . . . . . . . . . . . . . . .  Aaa                      500,000     475,280
                                                                                               ------------
                                                                                                  2,692,794
                                                                                               ------------

ARIZONA - 1.7%
Salt River Project, Agricultural Impt. & Power District,
Certificate of Participation, MBIA, 5.00%, 12/1/2011. . . . .  Aaa                    1,500,000   1,616,775
                                                                                               ------------

CALIFORNIA - 4.9%
California State, G.O. Bond, 5.25%, 2/1/2023. . . . . . . . .  A3                       500,000     540,495
California State, G.O. Bond, 4.75%, 12/1/2028 . . . . . . . .  A3                       795,000     791,589
Chula Vista Elementary School District, G.O. Bond,
Series F, MBIA, 4.80%, 8/1/2024 . . . . . . . . . . . . . . .  Aaa                      435,000     441,847
Chula Vista Elementary School District, G.O. Bond,
Series F, MBIA, 4.875%, 8/1/2025. . . . . . . . . . . . . . .  Aaa                      425,000     433,117
Oak Grove School District, G.O. Bond, FSA, 5.25%,
8/1/2024  . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      500,000     519,965
Richmond Joint Powers Financing Authority, Tax
Allocation, Series A, MBIA, 5.25%, 9/1/2025 . . . . . . . . .  Aaa                    1,570,000   1,649,442
Wiseburn School District, G.O. Bond, Series A, FGIC,
5.25%, 8/1/2016 . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      330,000     351,602
                                                                                               ------------
                                                                                                  4,728,057
                                                                                               ------------

COLORADO - 2.0%
Broomfield Water Activity, Enterprise Water, Revenue
Bond, MBIA, 5.00%, 12/1/2015. . . . . . . . . . . . . . . . .  Aaa                      700,000     747,222
Denver City & County School District No. 1, G.O. Bond,
FGIC, 5.00%, 12/1/2023. . . . . . . . . . . . . . . . . . . .  Aaa                    1,000,000   1,034,420
El Paso County School District No. 020, G.O. Bond,
Series A, MBIA, 6.20%, 12/15/2007 . . . . . . . . . . . . . .  Aaa                      160,000     173,306
                                                                                               ------------
                                                                                                  1,954,948
                                                                                               ------------

DELAWARE - 1.1%
Delaware Transportation Authority, Revenue Bond,
MBIA, 5.00%, 7/1/2011 . . . . . . . . . . . . . . . . . . . .  Aaa                    1,000,000   1,082,330
                                                                                               ------------

FLORIDA - 5.0%
Florida State, Jacksonville Transportation, Prerefunded
Balance, G.O. Bond, Series A, 5.00%, 7/1/2027 . . . . . . . .  Aa1                      710,000     749,192
Florida State Board of Education, Capital Outlay, G.O.
Bond, Series A, 5.00%, 6/1/2027 . . . . . . . . . . . . . . .  Aa1                      750,000     759,360
Florida State Board of Education, Capital Outlay, Public
Education, G.O. Bond, Series C, AMBAC, 5.00%,
6/1/2011  . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      425,000     459,085
Florida State Board of Education, Capital Outlay, Public
Education, G.O. Bond, Series A, FSA, 4.50%, 6/1/2025. . . . .  Aa1                    1,280,000   1,263,219
Florida State Board of Education, Capital Outlay, Public
Education, G.O. Bond, Series 1994 C, MBIA, 5.60%,
6/1/2025  . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      135,000     137,088
Hillsborough County, Capital Impt. Program, County
Center Project,  Revenue Bond, Series B, MBIA, 5.125%,
7/1/2022  . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      400,000     417,284
Miami-Dade County, Educational Facilities Authority,
Revenue Bond, Series A, AMBAC, 5.00%, 4/1/2015. . . . . . . .  Aaa                      510,000     547,036
Tohopekaliga Water Authority, Utility System, Revenue
Bond, Series A, FSA, 5.00%, 10/1/2028 . . . . . . . . . . . .  Aaa                      510,000     527,121
                                                                                               ------------
                                                                                                  4,859,385
                                                                                               ------------

GEORGIA - 4.2%
Atlanta, Prerefunded Balance, G.O. Bond, 5.60%,
12/1/2018 . . . . . . . . . . . . . . . . . . . . . . . . . .  Aa3                      350,000     351,242
Atlanta, Water & Wastewater, Revenue Bond, Series A,
MBIA, 5.00%, 11/1/2033. . . . . . . . . . . . . . . . . . . .  Aaa                      310,000     316,473
Atlanta, Water & Wastewater, Revenue Bond, FSA,
5.00%, 11/1/2043  . . . . . . . . . . . . . . . . . . . . . .  Aaa                    1,500,000   1,526,235
Georgia State, G.O. Bond, Series B, 5.65%, 3/1/2012 . . . . .  Aaa                      200,000     225,342
Georgia State, G.O. Bond, Series B, 4.00%, 3/1/2022 . . . . .  Aaa                    1,270,000   1,209,802
Rockdale County, Water & Sewer Authority, Revenue
Bond, FSA, 5.00%, 7/1/2022. . . . . . . . . . . . . . . . . .  Aaa                      450,000     466,884
                                                                                               ------------
                                                                                                  4,095,978
                                                                                               ------------

HAWAII - 0.3%
Hawaii State, G.O. Bond, Series CH, 6.00%, 11/1/2007. . . . .  Aa3                      260,000     279,425
                                                                                               ------------


ILLINOIS - 4.0%
Chicago, G.O. Bond, FGIC, 5.25%, 1/1/2027 . . . . . . . . . .  Aaa                      250,000     259,900
Chicago, G.O. Bond, MBIA, Series A, 5.00%, 1/1/2034 . . . . .  Aaa                      830,000     847,040
Chicago Neighborhoods Alive 21 Program, G.O. Bond,
FGIC, 5.375%, 1/1/2026. . . . . . . . . . . . . . . . . . . .  Aaa                      500,000     529,335
Cook County, G.O. Bond, Series A, FGIC, 5.00%,
11/15/2022 . . . . . . . . . . . . . . . . . . . . . . . . .   Aaa                      750,000     778,545
Illinois State, Certificate of Participation, Series 1995 A,
MBIA, 5.60%, 7/1/2010 . . . . . . . . . . . . . . . . . . . .  Aaa                      100,000     102,749
Illinois State, G.O. Bond, 5.00%, 12/1/2027 . . . . . . . . .  Aa3                      600,000     616,104
Madison & St. Clair Counties School District No. 010
Collinsville, School Building, Prerefunded Balance, G.O.
Bond, FGIC, 5.125%, 2/1/2019. . . . . . . . . . . . . . . . .  Aaa                      500,000     541,960
Rock Island County School District No. 041 Rock Island,
G.O. Bond, FSA, 5.125%, 12/1/2015 . . . . . . . . . . . . . .  Aaa                      200,000     210,802
                                                                                               ------------
                                                                                                  3,886,435
                                                                                               ------------

INDIANA - 1.5%
Avon Community School Building Corp., Prerefunded
Balance, Revenue Bond, AMBAC, 5.25%, 1/1/2022 . . . . . . . .  Aaa                      310,000     325,832
Avon Community School Building Corp., Unrefunded
Balance, Revenue Bond, AMBAC, 5.25%, 1/1/2022 . . . . . . . .  Aaa                      615,000     642,816
La Porte County, G.O. Bond, FGIC, 5.20%, 1/15/2018. . . . . .  Aaa                      300,000     319,941
Monroe County Community School Corp., Prerefunded
Balance, Revenue Bond, MBIA, 5.25%, 7/1/2016. . . . . . . . .  Aaa                      125,000     132,459
                                                                                               ------------
                                                                                                  1,421,048
                                                                                               ------------

IOWA - 1.2%
Indianola Community School District, G.O. Bond, FGIC,
5.20%, 6/1/2021 . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      425,000     454,032
Iowa City, Sewer, Revenue Bond, MBIA, 5.75%,
7/1/2021  . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      250,000     258,515
Iowa City Community School District, G.O. Bond, FSA,
4.00%, 6/1/2018 . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      425,000     411,846
                                                                                               ------------
                                                                                                  1,124,393
                                                                                               ------------

KANSAS - 1.5%
Derby, Prerefunded Balance, G.O. Bond, Series A, FSA,
5.00%, 6/1/2015 . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      275,000     282,430
Johnson County Unified School District No. 229, G.O.
Bond, Series A, 5.00%, 10/1/2014  . . . . . . . . . . . . . .  Aa1                      220,000     229,119
Johnson County Unified School District No. 231,
Prerefunded Balance, G.O. Bond, Series A, FGIC,
5.75%, 10/1/2016  . . . . . . . . . . . . . . . . . . . . . .  Aaa                      500,000     551,720
Wyandotte County School District No. 204 Bonner
Springs, G.O. Bond, Series A, FSA, 5.375%, 9/1/2015 . . . . .  Aaa                      400,000     433,416
                                                                                               ------------
                                                                                                  1,496,685
                                                                                               ------------

KENTUCKY - 1.7%
Jefferson County School District Finance Corp., School
Building, Prerefunded Balance, Revenue Bond, Series A,
MBIA, 5.00%, 2/1/2011 . . . . . . . . . . . . . . . . . . . .  Aaa                      300,000     311,916
Kentucky State Turnpike Authority, Economic
Development, Revenue Bond, AMBAC, 6.50%, 7/1/2008 . . . . . .  Aaa                      250,000     275,908
Louisville & Jefferson County, Metropolitan Sewer District
& Drain System, Revenue Bond, Series A, FGIC, 5.20%,
5/15/2026 . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                    1,000,000   1,022,220
                                                                                               ------------
                                                                                                  1,610,044
                                                                                               ------------

LOUISIANA - 3.3%
Caddo Parish Parishwide School District, G.O. Bond,
MBIA, 4.35%, 3/1/2026 . . . . . . . . . . . . . . . . . . . .  Aaa                      660,000     634,273
Caddo Parish Parishwide School District, G.O. Bond,
MBIA, 4.375%, 3/1/2027. . . . . . . . . . . . . . . . . . . .  Aaa                    1,090,000   1,049,768
Lafayette Public Power Authority, Revenue Bond, Series
A, AMBAC, 5.00%, 11/1/2012. . . . . . . . . . . . . . . . . .  Aaa                      730,000     790,524
New Orleans Sewage Service, Revenue Bond, FGIC,
5.25%, 6/1/2012 . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      300,000     315,735
Orleans Parish, Parishwide School District, G.O. Bond,
Series A, FGIC, 5.125%, 9/1/2016. . . . . . . . . . . . . . .  Aaa                      400,000     418,200
                                                                                               ------------
                                                                                                  3,208,500
                                                                                               ------------

MAINE - 0.8%
Kennebec Water District, Revenue Bond, FSA, 5.125%,
12/1/2021 . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      750,000     787,868
                                                                                               ------------

MARYLAND - 0.3%
Baltimore, Water Project, Revenue Bond, Series A,
FGIC, 5.55%, 7/1/2009 . . . . . . . . . . . . . . . . . . . .  Aaa                      260,000     283,761
                                                                                               ------------

MASSACHUSETTS - 4.6%
Boston, G.O. Bond, Series A, MBIA, 4.125%, 1/1/2021 . . . . .  Aaa                    1,000,000     972,260
Boston, G.O. Bond, Series A, MBIA, 4.125%, 1/1/2022 . . . . .  Aaa                      410,000     395,769
Lowell, State Qualified, G.O. Bond, AMBAC, 5.00%,
2/1/2020  . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      500,000     523,380
Massachusetts Bay Transportation Authority, General
Transportation System, Prerefunded Balance, Revenue
Bond, Series B, FSA, 5.25%, 3/1/2026. . . . . . . . . . . . .  Aaa                      315,000     325,430
Massachusetts Bay Transportation Authority, General
Transportation System, Prerefunded Balance, Revenue
Bond, Series B, FSA, 5.25%, 3/1/2026. . . . . . . . . . . . .  Aaa                      185,000     191,281
Massachusetts State, G.O. Bond, Series C, AMBAC,
5.75%, 8/1/2010 . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      400,000     444,304
Massachusetts State, G.O. Bond, Series D, 5.25%,
10/1/2014 . . . . . . . . . . . . . . . . . . . . . . . . . .  Aa2                    1,000,000   1,097,990
Plymouth, G.O. Bond, MBIA, 5.25%, 10/15/2020. . . . . . . . .  Aaa                      100,000     107,930
Richmond, G.O. Bond, MBIA, 5.00%, 4/15/2021 . . . . . . . . .  Aaa                      400,000     418,576
                                                                                               ------------
                                                                                                  4,476,920
                                                                                               ------------

MICHIGAN - 3.5%
Comstock Park Public Schools, G.O. Bond, FSA, 5.50%,
5/1/2011  . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      150,000     154,531
Detroit City School District, School Building & Site Impt.,
G.O. Bond, Series B, FGIC, 5.00%, 5/1/2033. . . . . . . . . .  Aaa                      750,000     768,000
Holly Area School District, G.O. Bond, FGIC, 5.00%,
5/1/2022  . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      500,000     518,655
Hudsonville Public Schools, G.O. Bond, FGIC, 5.15%,
5/1/2027  . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      225,000     233,519
Lincoln Park School District, G.O. Bond, FGIC, 5.00%,
5/1/2026  . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      480,000     490,699
Muskegon Water, Revenue Bond, FSA, 4.75%,
5/1/2019  . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      565,000     573,565
Oakland County, George W. Kuhn Drain District,
G.O. Bond, Series B, 5.375%, 4/1/2021 . . . . . . . . . . . .  Aaa                      475,000     504,692
St. Joseph County, Sewer Disposal Systems -
Constantine, G.O. Bond, FSA, 5.00%, 4/1/2012. . . . . . . . .  AAA1                     100,000     103,127
                                                                                               ------------
                                                                                                  3,346,788
                                                                                               ------------

MINNESOTA - 1.6%
Albert Lea Independent School District No. 241, G.O.
Bond, MBIA, 5.00%, 2/1/2018 . . . . . . . . . . . . . . . . .  Aaa                      500,000     507,385
Big Lake Independent School District No. 727, G.O.
Bond, MBIA, 5.50%, 2/1/2014 . . . . . . . . . . . . . . . . .  Aaa                      500,000     523,550
Minneapolis, G.O. Bond, Series B, 5.20%, 3/1/2013 . . . . . .  Aa1                      300,000     303,339
Western Minnesota Municipal Power Agency, Revenue
Bond, 6.625%, 1/1/2016. . . . . . . . . . . . . . . . . . . .  Aaa                      175,000     204,990
                                                                                               ------------
                                                                                                  1,539,264
                                                                                               ------------

MISSISSIPPI - 1.7%
Biloxi Public School District, Revenue Bond, MBIA,
5.00%, 4/1/2017 . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      500,000     526,305
De Soto County School District, G.O. Bond, FSA, 5.00%,
2/1/2013  . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                    1,000,000   1,071,140
                                                                                               ------------
                                                                                                  1,597,445
                                                                                               ------------

MISSOURI - 0.6%
Metropolitan St. Louis Sewer District Wastewater
System, Revenue Bond, Series A, MBIA, 3.60%,
5/1/2013  . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      600,000     590,262
                                                                                               ------------


NEVADA - 2.6%
Clark County Transportation, G.O. Bond, Series A,
FGIC, 4.50%, 12/1/2019. . . . . . . . . . . . . . . . . . . .  Aaa                      500,000     501,850
Clark County Public Facilities, G.O. Bond, Series C,
FGIC, 5.00%, 6/1/2024 . . . . . . . . . . . . . . . . . . . .  Aaa                      425,000     437,703
Nevada State, Project Nos. 66 & 67, G.O. Bond, Series
A, FGIC, 5.00%, 5/15/2028 . . . . . . . . . . . . . . . . . .  Aaa                      750,000     761,310
Truckee Meadows Water Authority, Revenue Bond,
Series A, FSA, 5.00%, 7/1/2025. . . . . . . . . . . . . . . .  Aaa                      750,000     770,220
                                                                                               ------------
                                                                                                  2,471,083
                                                                                               ------------

NEW JERSEY - 4.2%
East Brunswick Township Board of Education, G.O.
Bond, FSA, 4.50%, 11/1/2028 . . . . . . . . . . . . . . . . .  Aaa                      835,000     818,317
East Brunswick Township Board of Education, G.O.
Bond, FSA, 4.50%, 11/1/2029 . . . . . . . . . . . . . . . . .  Aaa                    1,000,000     973,840
Jersey City Water, Prerefunded Balance, G.O. Bond,
FSA, 5.50%, 3/15/2011 . . . . . . . . . . . . . . . . . . . .  Aaa                      225,000     240,446
Morris County Impt. Authority, School District Morris Hills
Regional District, Revenue Bond, 3.70%, 10/1/2018 . . . . . .  Aaa                      540,000     506,342
North Hudson Sewerage Authority, Revenue Bond,
FGIC, 5.25%,8/1/2016. . . . . . . . . . . . . . . . . . . . .  AAA1                     250,000     259,448
South Brunswick Township Board of Education, G.O.
Bond, MBIA, 4.125%, 8/1/2012. . . . . . . . . . . . . . . . .  Aaa                    1,200,000   1,231,044
                                                                                               ------------
                                                                                                  4,029,437
                                                                                               ------------

NEW MEXICO- 0.8%
New Mexico Finance Authority, Public Project Revolving
Fund, Revenue Bond, Series A, MBIA, 3.25%, 6/1/2013 . . . . .  Aaa                      805,000     758,052
                                                                                               ------------

NEW YORK - 4.2%
Erie County, Public Impt., G.O. Bond, Series A, FGIC,
5.00%, 9/1/2014 . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      380,000     406,174
Mount Morris Central School District, G.O. Bond, FGIC,
4.125%, 6/15/2014 . . . . . . . . . . . . . . . . . . . . . .  Aaa                    1,290,000   1,320,934
New York City Municpal Water Finance Authority,
Revenue Bond, Series E, FGIC, 5.00%, 6/15/2026. . . . . . . .  Aaa                      750,000     770,468
Orange County, G.O. Bond, 5.125%, 9/1/2024. . . . . . . . . .  Aa1                      500,000     524,445
Orange County, G.O. Bond, Series A, 3.00%, 11/1/2006. . . . .  Aa1                      500,000     502,900
Spencerport Central School District, G.O. Bond, FSA,
5.00%, 11/15/2012 . . . . . . . . . . . . . . . . . . . . . .  Aaa                      350,000     373,349
Westchester County, G.O. Bond, 4.75%, 11/15/2016. . . . . . .  Aaa                       15,000      15,634
Westchester County, Unrefunded Balance, G.O. Bond,
4.75%, 11/15/2016 . . . . . . . . . . . . . . . . . . . . . .  Aaa                      135,000     137,963
                                                                                               ------------
                                                                                                  4,051,867
                                                                                               ------------

NORTH CAROLINA - 3.2%
Cary, G.O. Bond, 5.00%, 3/1/2018. . . . . . . . . . . . . . .  Aaa                      700,000     742,644
Mecklenburg County, Public Impt., G.O. Bond, Series A,
4.125%, 2/1/2022  . . . . . . . . . . . . . . . . . . . . . .  Aaa                    1,455,000   1,412,761
Raleigh, G.O. Bond, 4.40%, 6/1/2017 . . . . . . . . . . . . .  Aaa                      250,000     256,425
Union County, Prerefunded Balance, G.O. Bond, Series
B, FGIC, 5.30%, 3/1/2013. . . . . . . . . . . . . . . . . . .  Aaa                      250,000     272,465
Wilson, G.O. Bond, AMBAC, 5.10%, 6/1/2019 . . . . . . . . . .  Aaa                      400,000     423,192
                                                                                               ------------
                                                                                                  3,107,487
                                                                                               ------------

OHIO - 2.6%
Cleveland, Various Purposes, G.O. Bond, MBIA, 5.00%,
12/1/2012 . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                    1,140,000   1,234,757
Newark City School District, School Impt., G.O. Bond,
FGIC, 4.25%, 12/1/2027. . . . . . . . . . . . . . . . . . . .  Aaa                      500,000     470,400
Oak Hills Local School District, G.O. Bond, MBIA,
5.125%, 12/1/2025 . . . . . . . . . . . . . . . . . . . . . .  Aaa                      490,000     510,041
Springfield City School District, G.O. Bond, FGIC, 5.20%,
12/1/2023 . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      325,000     344,611
                                                                                               ------------
                                                                                                  2,559,809
                                                                                               ------------

OKLAHOMA - 0.8%
Oklahoma State Turnpike Authority, Revenue Bond,
Series A, FGIC, 5.00%, 1/1/2023 . . . . . . . . . . . . . . .  Aaa                      750,000     774,998
                                                                                               ------------

OREGON - 3.3%
Josephine County Unit School District Three Rivers, G.O.
Bond, FSA, 5.25%, 6/15/2017 . . . . . . . . . . . . . . . . .  Aaa                      825,000     905,297
Oregon State Board of Higher Education, G.O. Bond,
Series B, 5.00%, 8/1/2033 . . . . . . . . . . . . . . . . . .  Aa3                    1,500,000   1,522,065
Salem, Pedestrian Safety Impts., Prerefunded Balance, G.O.
Bond, FGIC, 5.50%, 5/1/2010 . . . . . . . . . . . . . . . . .  Aaa                      255,000     262,844
Washington County School District No. 015 Forest
Grove, G.O. Bond, FSA, 5.50%, 6/15/2017 . . . . . . . . . . .  Aaa                      500,000     546,565
                                                                                               ------------
                                                                                                  3,236,771
                                                                                               ------------

PENNSYLVANIA - 3.5%
Beaver County, G.O. Bond, MBIA, 5.15%, 10/1/2017. . . . . . .  Aaa                      300,000     312,936
Cambria County, Prerefunded Balance, G.O. Bond, Series A,
FGIC, 6.10%, 8/15/2016  . . . . . . . . . . . . . . . . . . .  Aaa                       65,000      66,472
Jenkintown School District, G.O. Bond, Series A, FGIC,
4.50%, 5/15/2032  . . . . . . . . . . . . . . . . . . . . . .  Aaa                    1,000,000     961,320
Pennsylvania State Turnpike Commission, Revenue
Bond, AMBAC, 5.375%, 7/15/2019. . . . . . . . . . . . . . . .  Aaa                      530,000     574,949
Philadelphia, Water & Wastewater, Revenue Bond,
MBIA, 5.60%, 8/1/2018 . . . . . . . . . . . . . . . . . . . .  Aaa                       20,000      20,626
Philadelphia, Water & Wastewater, Unrefunded Balance,
Revenue Bond, MBIA, 5.60%, 8/1/2018 . . . . . . . . . . . . .  Aaa                      130,000     133,696
Plum Boro School District, G.O. Bond, Series A, FGIC,
4.50%, 9/15/2030  . . . . . . . . . . . . . . . . . . . . . .  AAA1                     855,000     828,512
Uniontown Area School District, G.O. Bond, FSA, 4.35%,
10/1/2034 . . . . . . . . . . . . . . . . . . . . . . . . . .  AAA1                     500,000     464,695
                                                                                               ------------
                                                                                                  3,363,206
                                                                                               ------------

RHODE ISLAND - 1.1%
Rhode Island Clean Water Finance Agency,
Revenue Bond, Series A, MBIA, 5.00%, 10/1/2035. . . . . . . .  Aaa                    1,000,000   1,020,120
                                                                                               ------------

SOUTH CAROLINA - 3.5%
Beaufort County School District, G.O. Bond, Series A,
5.00%, 3/1/2020 . . . . . . . . . . . . . . . . . . . . . . .  Aa1                      500,000     538,925
Orangeburg County Consolidated School District 5, G.O.
Bond, 5.625%, 3/1/2019. . . . . . . . . . . . . . . . . . . .  Aa1                      800,000     868,624
South Carolina, Transportation Infrastructure Bank,
Revenue Bond, Series A, AMBAC, 5.25%, 10/1/2021 . . . . . . .  Aaa                    1,500,000   1,601,670
South Carolina State Highway, Prerefunded Balance, G.O.
Bond, Series B, 5.625%, 7/1/2010  . . . . . . . . . . . . . .  Aaa                      350,000     369,523
                                                                                               ------------
                                                                                                  3,378,742
                                                                                               ------------

SOUTH DAKOTA - 0.7%
Rapid City Area School District No. 51-4, Capital Outlay
Certificates, G.O. Bond, FSA, 4.75%, 1/1/2018 . . . . . . . .  Aaa                      650,000     663,689
                                                                                               ------------

TENNESSEE - 1.9%
Cleveland Water & Sewer, Prerefunded Balance, G.O. Bond,
FGIC, 5.35%, 9/1/2023 . . . . . . . . . . . . . . . . . . . .  Aaa                      450,000     475,186
Johnson City School Sales Tax, Prerefunded Balance, G.O.
Bond, AMBAC, 6.70%, 5/1/2021  . . . . . . . . . . . . . . . .  Aaa                      350,000     365,106
Rhea County, G.O. Bond, MBIA, 5.00%, 4/1/2018 . . . . . . . .  Aaa                      950,000     997,320
                                                                                               ------------
                                                                                                  1,837,612
                                                                                               ------------

TEXAS - 4.8%
Brazoria County, G.O. Bond, FGIC, 4.75%, 9/1/2011 . . . . . .  Aaa                      445,000     462,858
Brazos River Authority, Revenue Bond, Series B, FGIC,
4.25%, 12/1/2017  . . . . . . . . . . . . . . . . . . . . . .  Aaa                    1,125,000   1,109,655
McKinney Waterworks & Sewer, Revenue Bond, FGIC,
4.75%, 3/15/2024  . . . . . . . . . . . . . . . . . . . . . .  Aaa                    1,000,000   1,006,900
North Texas Municipal Water District, Regional
Wastewater, Revenue Bond, FSA, 5.00%, 6/1/2012. . . . . . . .  Aaa                      150,000     155,625
Richardson Independent School District, G.O. Bond,
Series B, 5.00%, 2/15/2021. . . . . . . . . . . . . . . . . .  Aaa                      500,000     514,760
San Patricio Municipal Water District, Revenue Bond,
FSA, 5.20%, 7/10/2028 . . . . . . . . . . . . . . . . . . . .  Aaa                      490,000     506,503
Southlake Waterworks & Sewer System, G.O. Bond,
AMBAC, 5.30%, 2/15/2011 . . . . . . . . . . . . . . . . . . .  Aaa                      350,000     357,543
Waller Consolidated Independent School District, G.O.
Bond, 4.75%, 2/15/2023. . . . . . . . . . . . . . . . . . . .  Aaa                      500,000     503,795
                                                                                               ------------
                                                                                                  4,617,639
                                                                                               ------------

UTAH - 2.7%
Alpine School District, Prerefunded Balance, G.O. Bond,
FGIC, 5.375%, 3/15/2009 . . . . . . . . . . . . . . . . . . .  Aaa                      250,000     259,540
Mountain Regional Water Special Service District,
Revenue Bond, MBIA, 5.00%, 12/15/2030 . . . . . . . . . . . .  Aaa                    1,240,000   1,275,166
St. George, Parks and Recreation, G.O. Bond, AMBAC,
4.00%, 8/1/2019 . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      795,000     763,057
Utah State Building Ownership Authority,  Revenue
Bond, Series C, FSA, 5.50%, 5/15/2011 . . . . . . . . . . . .  Aaa                      300,000     330,468
                                                                                               ------------
                                                                                                  2,628,231
                                                                                               ------------

VIRGINIA - 1.3%
Norfolk, Capital Impt., G.O. Bond, MBIA, 4.375%,
3/1/2024  . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      685,000     671,752
Richmond, G.O. Bond, Series B, FSA, 4.75%, 7/15/2023. . . . .  Aaa                      400,000     407,660
Spotsylvania County Water & Sewer Systems, Revenue
Bond, MBIA, 5.25%, 6/1/2016 . . . . . . . . . . . . . . . . .  Aaa                      130,000     138,836
                                                                                               ------------
                                                                                                  1,218,248
                                                                                               ------------

WASHINGTON - 3.2%
Franklin County, G.O. Bond, FGIC, 5.125%, 12/1/2022 . . . . .  Aaa                    1,000,000   1,050,560
King County, G.O. Bond, Series B, MBIA, 5.00%,
1/1/2030  . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      400,000     405,028
King County Sewer, Revenue Bond, Series A,
MBIA, 4.50%, 1/1/2032 . . . . . . . . . . . . . . . . . . . .  Aaa                    1,070,000   1,018,447
Seattle, Prerefunded Balance, G.O. Bond, Series A, 5.75%,
1/15/2020 . . . . . . . . . . . . . . . . . . . . . . . . . .  Aa1                      230,000     235,752
Washington State, G.O. Bond, Series A, 5.00%, 1/1/2023. . . .  Aa1                      410,000     419,200
                                                                                               ------------
                                                                                                  3,128,987
                                                                                               ------------

WISCONSIN - 3.4%
East Troy School District, G.O. Bond, Series A, MBIA,
4.625%,10/1/2011  . . . . . . . . . . . . . . . . . . . . . .  Aaa                      400,000     405,904
Kenosha, G.O. Bond, Series B, FSA, 5.00%, 9/1/2011. . . . . .  Aaa                      765,000     825,993
Oshkosh, Corporate Purposes, G.O. Bond, Series A,
FGIC, 5.05%, 12/1/2021. . . . . . . . . . . . . . . . . . . .  Aaa                      450,000     468,243
Stoughton Area School District, G.O. Bond, FGIC,
4.875%, 4/1/2016  . . . . . . . . . . . . . . . . . . . . . .  Aaa                      500,000     519,620
Two Rivers Public School District, Prerefunded Balance, G.O.
Bond, FSA, 5.625%, 3/1/2019 . . . . . . . . . . . . . . . . .  Aaa                      415,000     457,596
Washington County, Workforce Development Center,
G.O. Bond, 3.75%, 3/1/2007. . . . . . . . . . . . . . . . . .  Aa2                       25,000      25,400
West De Pere School District, G.O. Bond, Series A, FSA,
5.25%, 10/1/2017  . . . . . . . . . . . . . . . . . . . . . .  Aaa                      500,000     537,475
                                                                                               ------------
                                                                                                  3,240,231
                                                                                               ------------

TOTAL MUNICIPAL SECURITIES
(Identified Cost $90,581,545) . . . . . . . . . . . . . . . .                                    92,765,314
                                                                                               ------------

SHORT-TERM INVESTMENTS - 3.4%
Dreyfus Municipal Reserves - Class R
(Identified Cost $3,289,099). . . . . . . . . . . . . . . . .                         3,289,099   3,289,099
                                                                                               ------------

TOTAL INVESTMENTS - 99.5%
(Identified Cost $93,870,644) . . . . . . . . . . . . . . . .                                    96,054,413

OTHER ASSETS, LESS LIABILITIES - 0.5% . . . . . . . . . . . .                                       468,276
                                                                                               ------------

NET ASSETS - 100% . . . . . . . . . . . . . . . . . . . . . .                                  $ 96,522,689
                                                                                               ============





KEY:
G.O.  Bond  -  General  Obligation  Bond
Impt.  -  Improvement
No.  -  Number



Scheduled  principal  and  interest  payments  are  guaranteed  by:
AMBAC  (AMBAC  Assurance  Corp.)
FGIC  (Financial  Guaranty  Insurance  Co.)
FSA  (Financial  Security  Assurance)
MBIA  (MBIA,  Inc.)
The  insurance  does  not  guarantee  the  market  value of the municipal bonds.



*Credit  ratings  from  Moody's  (unaudited)
1Credit  ratings  from  S&P  (unaudited)



The Series' portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies: MBIA - 27.0%; FGIC - 23.5%; FSA - 18.4%.



FEDERAL  TAX  INFORMATION:

On March 31, 2005, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:



Cost for federal income tax purposes  $93,834,344

Unrealized appreciation. . . . . . .  $ 2,790,964
Unrealized depreciation. . . . . . .     (570,895)
                                      ------------

Net unrealized appreciation. . . . .  $ 2,220,069
                                      ============





The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series' audited annual report or semi-annual report. These reports include additional information about the Series' security valuation policies and about certain security types invested in by the Series.

ITEM  2:  CONTROLS  AND  PROCEDURES

(a) Based on their evaluation of the Funds' disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds' Principal Executive Officer and Principal Financial Officer have concluded that the Funds' disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds' officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the Funds' last fiscal quarter, there have been no changes in the Funds' internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds' internal control over financial reporting.


ITEM  3:  EXHIBITS

Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Exeter  Fund,  Inc.

/s/ B. Reuben Auspitz

B.  Reuben  Auspitz
President  &  Principal  Executive  Officer  of  Exeter  Fund,  Inc.
May  20,  2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ B. Reuben Auspitz

B.  Reuben  Auspitz
President  &  Principal  Executive  Officer  of  Exeter  Fund,  Inc.
May  20,  2005

/s/ Christine Glavin

Christine  Glavin
Chief Financial Officer & Principal Financial Officer of Exeter Fund, Inc. May 20, 2005